PROSPECTUS
April 30, 2018

STAAR Disciplined Strategies Fund
(formerly, the STAAR Alternative Categories Fund)
Class A (DSFAX)
Class C (DSFCX)
Investor Class (SITAX)
Institutional Class (DSFXX)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR DISCIPLINED STRATEGIES FUND
INVESTMENT OBJECTIVE
The investment objective of the STAAR Disciplined Strategies Fund (formerly, the STAAR Alternative Categories Fund) (the "Disciplined Strategies Fund" or, the "Fund") is to pursue long-term growth of investors' capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Strategies Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Disciplined Strategies Fund's Class A shares.
Shareholder fees (fees paid directly from your investment)
	Class A	Class C	Investor Class	Institutional Class
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None[1]	1.00%[1]	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Investor[3] Class	Institutional Class
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.01%	None
Other expenses[2]	1.56%	1.56%	1.56%	1.56%
Acquired fund fees and expenses	0.48%	0.48%	0.48%	0.48%
Total annual fund operating expenses	3.09%	3.84%	2.85%	2.84%
Fee and expense waiver[4]	0.37%	0.37%	0.37%	0.37%
Net annual fund operating expenses	2.72%	3.47%	2.48%	2.47%
[1]
Purchases of Class A shares of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within 18 months of the purchase date. Purchases of Class C shares are subject to a 1% CDSC if held less than 12 months.

[2]	"Other expenses" are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
[3]	The original shares of the Fund have been designated Investor Class shares.
[4]
The Annual Fund Operating Expenses table has been restated to reflect the imposition of a contractual fee waiver and expense assumption agreement for the Disciplined Strategies Fund.  Effective May 1, 2018, Barrel Park Investments, LLC, the investment advisor to the Funds (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of front-end or contingent deferred loads, 12b-1 fees,  taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Fund's total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Fund's shares, respectively through at least April 30, 2020. Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Fund's Board of Trustees (the "Board).

Example
This Example is intended to help you compare the cost of investing in the Disciplined Strategies Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The costs for the Fund reflect the net expenses of the Fund that result from the contractual fee waiver and expense assumption agreement in the first two years only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$275	$883	$1,554	$3,349
Class C (assuming no sale of shares)	$350	$1,103	$1,913	$4,022
Class C (assuming sale of all shares at end of period)	$446	$1,103	$1,913	$4,022
Investor Class	$251	$811	$1,437	$3,121
Institutional Class	$250	$808	$1,432	$3,111
Portfolio Turnover
The Disciplined Strategies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 9.66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Disciplined Strategies Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market, economic, and/or fundamental trends.  The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.
The Disciplined Strategies Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions 80% or more of its total assets are invested in other mutual funds or ETFs.
The Advisor seeks out registered funds and ETFs (collectively, "Underlying Funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to own shares of funds with a variety of management styles.
The Underlying Funds in which the Disciplined Strategies Fund invests may themselves hold equity and debt securities of domestic and/or foreign companies and governments, including emerging markets.  There are no limits on the size of companies that may be owned directly or indirectly though Underlying Funds. In addition to equity securities, the Underlying Funds my invest in debt securities, including convertible debt, high yield securities (i.e., "junk bonds"), mortgage-backed securities and asset-backed securities.  The Underlying Funds may invest in debt instruments of any maturity, duration, or credit quality. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization, asset classes, sectors or industries. The Underlying Funds may engage in derivatives, such as options, futures and swaps, and may engage in short sales of securities.
With respect to equity securities and Underlying Funds, depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.  In addition, the Advisor also may seek to invest in certain Underlying Funds that employ various alternative investment strategies that may contribute returns to the Fund that are not correlated with major financial market indices. These alternative strategies may include long-short equity and/or long-short debt strategies that take both long and short positions in securities and on market indices to provide risk-adjusted returns in both up and down markets. The Fund may also purchase Underlying Funds that pursue an event driven strategy or managed futures strategy.  Event driven strategies seeks to exploit pricing inefficiencies in securities that may occur before or after a corporate event, such as a bankruptcy, merger or acquisition.  A managed futures strategy engages in futures trading with respect to commodities, currencies and market indices. Although many alternative investment strategies have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices, such strategies may become correlated at certain times, such as during a liquidity crisis in global financial markets.
In deciding to buy, hold or sell a particular Underlying Fund or individual security, the Advisor considers a number of factors.  The Advisor examines general economic and market trends and their possible effect on the Fund.  The Advisor evaluates trends and price movements of the companies and industries in which the Fund is invested.  If a holding fails to perform up to expectations, it may be sold.  Similarly, if an Underlying Fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of Underlying Fund positions may be done in stages over a period of weeks or months.
PRINCIPAL RISKS
Shares of the Disciplined Strategies Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:
Management Risk:  There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.
Market Risk:  While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Fund.
Investment Risk:  Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.
Credit Risk:  There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.
Bond Market Risk:  Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.
Junk Bond Risk: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk."  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody's Investors Service's ("Moody's")) to D (S&P) and C (Moody's).  A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.
Managed Futures Strategy/Commodities Risks: Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.
Mortgage-Backed and Asset-Backed Securities Risks: Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Underlying Fund's investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Underlying Fund to lose money.
Derivatives Risk:  The Underlying Funds may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Underlying Fund and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
Value Risk:  A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.
Growth Risk:  The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters.  Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.
Foreign Investment Risk:  Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.
Emerging Markets Risk:  Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.
Small-Capitalization Companies Risk:  Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Large-Capitalization Companies Risk:  Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.
Exchange-Traded Funds Risk:  In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an Underlying Fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an Underlying Fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Risks of Investing in Funds:  There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of Underlying Funds in addition to the direct expenses of the Fund.
New Advisor Risk:  As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund's Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.
Alternative Investments Risks:  The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies.
Convertible Securities:   Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.
Equity Securities Risk:  The equity securities held in the portfolio of the Fund or Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
PERFORMANCE
The bar chart and table immediately following are intended to help you understand the risks of investing in the Disciplined Strategies Fund.  The bar chart shows how the performance of the Fund's Investor Class shares has varied from one calendar year to another over the periods shown.  The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.
STAAR Disciplined Strategies Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)
During the 10-year period shown in the bar chart above, the highest return for a quarter was +10.44% (quarter ending 6/30/09) and the lowest return for a quarter was -16.79% (quarter ending 9/30/11).
Average Annual Total Returns (Periods ending December 31)
STAAR Disciplined Strategies Fund	One Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	11.80%	6.00%	1.95%
Return After Taxes on Distributions*	10.73%	5.14%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares*	7.57%	4.60%	1.47%
Class A Shares**
Return Before Taxes	N/A	N/A	N/A
Class C Shares**
Return Before Taxes	N/A	N/A	N/A
Institutional Class Shares**
Return Before Taxes	N/A	N/A	N/A
MSCI ACWI USD Index (world stock) (reflects no deduction for fees, expenses and taxes on sales)	23.98%	10.81%	4.65%

*
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").  After-tax returns for other classes will vary from the Investor Class shares' after-tax returns shown.

**	Historical performance for Class A shares, Class C shares and Institutional Class shares is unavailable as these share classes are new
MANAGEMENT OF THE FUND
Investment Advisor
Barrel Park Investments, LLC serves as the Advisor for the Disciplined Strategies Fund.
Portfolio Manager
Brett Boshco has served as the Disciplined Strategies Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the Chief Executive Officer of the Advisor and a Trustee of the STAAR Investment Trust (the "Trust").
PURCHASE AND SALE OF FUND SHARES
The minimum initial amount of investment in the Disciplined Strategies Fund is $1,000.  The entire amount may be invested in this Fund or may be split among any of the funds in the Trust (the "STAAR Funds") subject to a $50 minimum per fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION
The Disciplined Strategies Fund's distributions will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

ADDITIONAL INFORMATION ABOUT THE STAAR DISCIPLINED STRATEGIES FUND
ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVE AND POLICIES
The Disciplined Strategies Fund's main strategy is to identify investment opportunities that Barrel Park Investments, LLC, the investment advisor to the Fund (the "Advisor") expects to benefit from market, economic, and/or fundamental trends.  The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.
The Disciplined Strategies Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions 80% or more of its total assets are invested in other mutual funds or ETFs.
The Advisor seeks out registered funds and ETFs (collectively, "Underlying Funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to own shares of funds with a variety of management styles.
The Underlying Funds in which the Disciplined Strategies Fund invests may themselves hold equity and debt securities of domestic and/or foreign companies and governments, including emerging markets.  There are no limits on the size of companies that may be owned directly or indirectly though Underlying Funds. In addition to equity securities, the Underlying Funds my invest in debt securities, including convertible debt, high yield securities (i.e., "junk bonds"), mortgage-backed securities and asset-backed securities.  The Underlying Funds may invest in debt instruments of any maturity, duration, or credit quality. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization, asset classes, sectors or industries. The Underlying Funds may engage in derivatives, such as options, futures and swaps, and may engage in short sales of securities.
With respect to equity securities and Underlying Funds, depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.  In addition, the Advisor also may seek to invest in certain Underlying Funds that employ various alternative investment strategies that may contribute returns to the Fund that are not correlated with major financial market indices. These alternative strategies may include long-short equity and/or long-short debt strategies that take both long and short positions in securities and on market indices to provide risk-adjusted returns in both up and down markets. The Fund may also purchase Underlying Funds that pursue an event driven strategy or managed futures strategy.  Event driven strategies seeks to exploit pricing inefficiencies in securities that may occur before or after a corporate event, such as a bankruptcy, merger or acquisition.  A managed futures strategy engages in futures trading with respect to commodities, currencies and market indices. Although many alternative investment strategies have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices, such strategies may become correlated at certain times, such as during a liquidity crisis in global financial markets.
In deciding to buy, hold or sell a particular Underlying Fund or individual security, the Advisor considers a number of factors.  The Advisor examines general economic and market trends and their possible effect on the Fund.  The Advisor evaluates trends and price movements of the companies and industries in which the Fund is invested.  If a holding fails to perform up to expectations, it may be sold.  Similarly, if an Underlying Fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of Underlying Fund positions may be done in stages over a period of weeks or months.  The investment objective of the Disciplined Strategies Fund is to pursue long-term growth of investors' capital.  The Disciplined Strategies Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends.  The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.
The Fund may have exposure to other forms of derivatives, such as futures and swaps, if they are owned by an underlying fund.
PORTFOLIO TRANSACTIONS
The Fund and its Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern.  To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
There are risks associated with investing in the Disciplined Strategies Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors Risk:  Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks:  Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management Risk:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to underperform its comparison benchmark(s) or other funds with similar objectives.
Cash Management Risk:  As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Arbitrage Trading Risks: The principal risk associated with arbitrage investment strategies is that the underlying relationships between securities in which an Underlying Fund takes investment positions may change in an adverse manner, in which case the Underlying Fund, and consequently the Fund, may realize losses.

Currency Risks: The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Fixed Income Securities Risks: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. Interest rates may go up resulting in a decrease in the value of fixed income securities. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Fixed income securities are subject to credit risk. Credit risk is the risk that an issuer will not make, or the market might expect the issuer to not be able to make, timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.
Short Sales Risks: The Underlying Funds may make short sales of securities, which involve selling a security the Underlying Fund does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose an Underlying Fund to the risk that it will be required to buy ("cover") the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Underlying Fund and therefore the Fund. Short sales are subject to the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss to the Underlying Fund and therefore the Fund.
Sovereign Debt Risks: Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and an Underlying Fund may be unable to enforce its rights against the issuers.
Special Situations Risks: The Fund may invest in Underlying Funds that use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce an indirect loss for the Fund.
Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Underlying Funds bear the risk that the counter-party that entered into a swap agreement will be unable or unwilling to perform its obligations under the swap agreement.
Risk of Investing in REITs: REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Temporary Investments Risk:  The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.  Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put" contract when a market or individual security has advanced beyond expectations.
Liquidity Risk:  Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Fund or Underlying Fund holds illiquid investments, the Fund's performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.
Cybersecurity Risk:  The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
DISCLOSURE OF PORTFOLIO HOLDINGS
A list of the Fund's portfolio securities is available in the Fund's Annual or Semi-Annual Reports.  These may be obtained from Mutual Shareholder Services, LLC ("Shareholder Services"), 8000 Town Centre Drive, Broadview Heights, OH 44147, 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's ("SEC") website at http://www.sec.gov.  The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services.  Information regarding any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.  Please consult the Fund's SAI for a description of the policies and procedures that govern disclosure of the portfolio holdings by the Fund.
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Management of the Fund
The Advisor, Barrel Park Investments, LLC ("Barrel Park") is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of the STAAR Funds.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park is a limited liability company organized under the laws of the state of Delaware.  Prior to February 9, 2018, Starr Financial Advisors, Inc. served as investment advisor to the Fund at the same rate of compensation as Barrel Park.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a Bachelor of Science ("BS") in Economics from Massachusetts Institute of Technology ("MIT") and a BS in Management Science from the Sloan School of Management at MIT.
Management Fees
The Advisor is engaged to manage the Disciplined Strategies Fund under an investment advisory agreement between the Advisor and the Trust on behalf of the STAAR Funds (the "Advisory Agreement").  The Advisory Agreement is  approved on an annual basis by the Board, including a majority of its trustees who are not "interested persons" of the Fund.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets. This rate is currently set at 0.80% annualized. The Board reviews the Advisory Agreement with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.
The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.
The Disciplined Strategies Fund is a Fund of the Trust. All of the funds of the Trust share in the expenses associated with managing and administrating the funds.  Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust.  Fund specific expenses are charged directly to the fund that incurred the expense. The funds are owned by the shareholders and the Board oversees the management and administration of the funds.

Fee Waiver
Effective May 1, 2018 the Advisor has contractually agreed to limit the expenses of the Disciplined Strategies Fund (exclusive of front-end or contingent deferred loads, 12b-1 fees,  taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Fund's total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Fund's shares, respectively through at least April 30, 2020.  Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Board.
VALUATION OF SHARES
Net Asset Value
The Net Asset Value ("NAV") of a share of the Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange ("NYSE") is open (normally 4:00 P.M. Eastern Time).  The NAV is determined by dividing the total of the Fund's net assets by the total number of outstanding shares of the Fund.  The Fund's NAV will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).
The Fund invests in certain mutual funds and ETFs that invest in securities listed on foreign exchanges which may trade on days that the Fund and the underlying funds do not price their shares, therefore the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem shares.
The value of mutual funds held by the Fund will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of the Fund will generally be completed the morning of the next business day.  Therefore, should the Fund be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Fund's actual prices by one day.
The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.
Fair Value Pricing

The Board has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair value pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or are priced at the close of market trading.
CHOOSING A SHARE CLASS
The Fund offers four classes of shares: Class A shares, Class C shares, Investor Class Shares and Institutional Class of shares.  Below is information about each class of shares.
Class A Shares
Class A shares of the Fund are retail shares that require you to pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to a Rule 12b-1 fee of 0.25% of average daily net assets.
If you purchase Class A shares of a Fund you will pay the public offering price ("POP"), which is the NAV next determined after your order is received, plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint thresholds," the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is determined as follows:
Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	See Below
A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares. As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase. Any applicable CDSC on Class A shares will be based on the lower of cost or current market value.
Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of a Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or  sales charge waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The availability of sales charge waivers and discounts may depend on the particular intermediary or type of account through which you purchase or hold fund shares.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from a Fund.
Account Reinstatement:  You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of a Fund within 120 days of the date of the redemption.  To reinvest in Class A shares at NAV (without paying a sales charge), you must notify the Fund in writing or notify your financial intermediary at the time of the transaction.
Letter of Intent ("LOI"):  By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  The Fund will hold in escrow shares equal to approximately 4.75% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the transfer agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the transfer agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.
Rights of Accumulation ("ROA"):  You may combine the value at the current public offering price of Class A shares of the Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase.  The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.
You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.
For the purpose of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Eligible accounts include those registered in the name of your financial intermediary through which you own shares in the Fund.
Class C Shares
The offering price of a Class C share is the NAV per share with no initial sales charge.  Class C shares of the Fund are subject to a Rule 12b-1 fee of 1.00% of the average daily net assets of the Fund's Class C shares.  If you purchase Class C shares of a Fund, you will be subject to a 1.00% CDSC if you redeem your shares within 12 months of purchase.  The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions.  Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A.

You may buy shares of a Fund by contacting the securities broker-dealer or other financial services firm who gave you this Prospectus.  When you buy shares, be sure to specify whether you want Class C shares.
Investor Class Shares
Investor Class shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.
Institutional Class Shares
Institutional Class shares are sold without a sales charge/load and without a 12b-1 fee.  Institutional Class shares are only available to institutional investors with an at least at initial $1 million investment; or through financial intermediaries that have entered into an agreement with the Trust or its distributor and such financial intermediaries: (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services; or (ii) intend to offer such shares on their no-load platform.  The minimum initial investment for Institutional Class shares may also be waived for individual accounts of a financial intermediary, provided the aggregate value of such accounts invested in Institutional Class shares is at least $1 million or is anticipated by the Advisor to reach $1 million.
BUYING SHARES
By Mail
You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus.  Do not forget to indicate on the Application the amounts or percentage of your check to be put in a Class of the Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
Through Your Registered Representative
Your representative can help you with forms and the processing of your check.
By Wire
Call Shareholder Services for availability and instructions.
By Payroll Deduction
You may be able to purchase shares through an Employer-Sponsored Plan.
NOTE:  You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
New Accounts
We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable
Minimum Initial Investment
The minimum initial amount of investment in the Fund is $1,000 for Class A, Class C and Investor Class shares.  The entire amount may be invested in this Fund or may be split among any of the funds of the Trust subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENT
By Mail
You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to the Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
By Automatic Investment Plan
You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services.  An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
Check Purchases
All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the "STAAR Investment Trust."  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.
EXCHANGING SHARES
You may exchange shares of one STAAR Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.
SELLING SHARES
You can sell your shares on any day the Trust is open for business.  Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services.  Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures.  However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:
•	You are selling more than $40,000 worth of shares.
•	You want to have proceeds paid to someone who is not a registered owner.
•	You want to have the proceeds sent to an address other than the address of record.
•	You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account.  In this case you must call your broker-dealer who will then execute your trade instructions.  A broker-dealer may impose a separate fee for such transactions.
Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.
Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form.  We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.
If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.
The Fund typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets.
REDEMPTION FEES AND RESTRICTIONS
The Fund currently does not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Fund experiences frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.
Good Order
We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:
1.	Be provided by person(s) authorized on the account in accordance with the Fund's policies to access the account and request transactions.
2.	Include the Fund name and account number.
3.	Include the amount of the transaction in terms of shares or dollars or percentages.
4.	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The Trust reserves the right to revise these requirements without notice.
Trade Date for Crediting Purchases, Exchanges and Redemptions
The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the NYSE is open for trading (a business day).  Your order will be calculated at the share price equal to the Net Asset Value calculated at the close of trading on the NYSE (usually 4:00 P.M. Eastern Time) on the business day your request is received if it is received by Shareholder Services before 4:00 P.M., or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4:00 PM, you will receive the next day's closing price.)  If the order is received after the market close or on a day the Trust is not open for business, it will be processed at the NAV calculated on the next business day.
Foreign Investors
Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.
Invalid Address
If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.
Responsibility for Fraud
Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.
Dormant Accounts
If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.
Accounts With Low Balances
The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders.  Generally, this applies to any Fund account with a balance less than $500 in any one Fund.  If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.
Changes in Investment Minimums
At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.
Joint Accounts
Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise.  All registered owners must agree in writing to any ownership changes.
Right to Delay Orders
The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the Investment Company Act of 1940.
The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare distributions and distribute all of its net investment income and distribute net capital gains, if any, to shareholders annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.
Annual Statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "Buying a Dividend"
At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax Considerations
Fund distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Fund shares are generally not sold outside the United States. Non-U.S. investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and U.S. estate taxes, may apply to any investment in the Fund.
This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING
The Board has adopted policies and procedures to guard against frequent trading abuses by shareholders.  Tools to combat frequent trading include the following:
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm the Fund's performance.  The Fund is intended for long-term investors.  Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Fund's advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.  If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other fund in the Trust.
The Fund uses a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Fund in its sole discretion.  The Fund reserves the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts that are under common control.  Although the Fund tries to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading.  Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.
The Board has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Fund's Internet site at www.staarfunds.com:  Proxy Voting Policy and Fair Value Pricing Policy.  In addition the Board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Fund.  The Board also reviews the compensation and other accounts managed by the portfolio manager. Additional information may be found in the SAI.
DISTRIBUTION ARRANGEMENTS
Sales Loads
Class A shares of the Fund are retail shares that require you to pay a sales load (charge) when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge. The Fund does not charge a sales load on the reinvestment of dividends. The Fund does not impose any sales loads on the redemption of Class A shares (except for purchases of $1 million that were not subject to a front-end sales charge that are sold with 18 months of the purchase date) or on distributions. The Fund does not impose any initial sales load on an initial purchase of Class C shares.  Class C shares are subject to a 1.00% CDSC if shares are redeemed within 12 months of purchase.  The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions.  The Fund does not impose any sales loads on the purchase or redemption of shares or on distributions, whether reinvested or not, on Investor Class or Institutional Class shares.
12b-1 Fees
The Fund has adopted plans under Rule 12b-1 ("12b-1 Plans") for Class A, Class C, and Investor Class shares that allow the Fund to pay distribution fees for the sale and distribution of its Class A, Class C, and Investor Class shares and/or services provided to shareholders.  Under the 12b-1 Plans for Investor Class shares, the maximum 12b-1 fee is 0.25% of the average daily net assets of the class.  Additionally, under the 12b-1 Plans, Class A and Class C shares pay a distribution fee of 0.25% and 1.00%, respectively, of the average daily net assets of the class to the Fund's distributor or certain other third parties to finance any activity which is principally intended to result in the sale of Class A or Class C shares. Under the 12b-1 Plans, 0.75% of the 1.00% distribution and servicing fee for Class C shares may be used for distribution related activities and the remaining 0.25% may be used for shareholder servicing expenses. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Brokerage Allocation
The Board and/or Advisor may select brokers who execute purchases and sales of the Fund's securities and provide other brokerage and research services.  The Fund is authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided.  Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation.  The Board may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees.  No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the Disciplined Strategies Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.
STAAR Disciplined Strategies Fund (For a share outstanding throughout each period)
	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, at Beginning of Year	$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00
Income From Investment Operations: ***
Net Investment (Loss)*	(0.07)	(0.06)	(0.07)	(0.05)	(0.06)
Net Gain (Loss) (Realized and Unrealized) on Securities	1.69	0.44	(0.67)	0.39	2.65
Total from Investment Operations	1.62	0.38	(0.74)	0.34	2.59
Distributions:
From Net Realized Gain	(0.62)	(0.02)	(0.13)	(1.06)	(0.62)
Total From Distributions	(0.62)	(0.02)	(0.13)	(1.06)	(0.62)
Net Asset Value, at End of Year	$ 14.74	$ 13.74	$ 13.38	$ 14.25	$ 14.97
Total Return (%)**	11.80%	2.87%	(5.20)%	2.25%	20.01%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,697	$ 2,668	$ 3,162	$ 3,375	$ 3,499
Ratio of Expenses to Average Net Assets (%)	2.37%	2.34%	2.09%	1.97%	1.96%
Ratio of Net Investment Loss to Average Net Assets (%)	(0.49)%	(0.46)%	(0.46)%	(0.35)%	(0.42)%
Portfolio Turnover	9.66%	20.49%	29.65%	25.18%	21.90%
* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More
You can find more information about the Fund in the Fund's SAI and Annual and Semi-Annual Reports.
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010
Shareholder Services:  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)
E-mail Address:  info@staarfunds.com
Web Site:  www.staarfunds.com
Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust.  A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund's investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.
The SAI, reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.  Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above.  The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-09152
Security & Exchange Commission Public Reference Room:  1-800-SEC-0330

PROSPECTUS
April 30, 2018

STAAR General Bond Fund
(SITGX)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR General Bond Fund

INVESTMENT OBJECTIVE
The investment objective of the STAAR General Bond Fund (the " General Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the General Bond Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.25%
Distribution and/or service (12b-1) fees	0.03%
Other expenses	1.62%
Acquired fund fees & expenses	0.03%
Total annual fund operating expenses	1.93%

Example
This Example is intended to help you compare the cost of investing in the General Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$196	$606	$1,042	$2,254

Portfolio Turnover
The General Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 35.87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the General Bond Fund invests in a mix of U.S. government, government agency and corporate debt instruments.  These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.
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The General Bond Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P"). These top four categories are considered to be "investment grade".  If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor to the Fund (the "Advisor") will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made. As of December 31, 2017, the Fund had 47% of its assets invested in US government, government agency, government money market funds and Federal Deposit Insurance Corporation ("FDIC") backed certificates of deposit ("CDs").  The Fund invested 53% in corporate bonds.
Under normal market conditions at least 40% of the General Bond Fund's  total  assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include FDIC backed CDs. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.
The Fund also may gain exposure to bonds by investing in exchange traded funds ("ETFs).
Cash positions in the General Bond Fund will generally be held in one or more money market funds.  At the time of purchase,  cash positions must be investment grade (rated BBB or higher).  The range of maturity for bonds in the Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.
The Advisor is given a high degree of flexibility in choosing maturities.  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.   In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities.  As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.
The investment strategy of the General Bond Fund includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.  In general, the dollar average weighted maturity of the portfolio will be between two (2) and fifteen (15) years.  As of December 31, 2017, the dollar weighted average maturity of the Fund was 2.9 years.
In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.
PRINCIPAL RISKS
Shares of the General Bond Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.  The risks associated with an investment in the
2

Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:
Management Risk:  There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.
Bond Market Risk:  Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.
Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when interest rates change (the income per share could decrease when interest rates fall).
Default Risk:  If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.
Credit Rating Changes Risk:  Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.
Government Agency Securities Risk:  Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.
Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests.
Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund's Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.
PERFORMANCE
3

The bar chart and table immediately following are intended to help you understand the risks of investing in the General Bond Fund.  The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.  The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

STAAR General Bond Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)

During the 10-year period shown in the bar  chart above, the highest return for a quarter was +3.69% (quarter ending 06/30/09) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).

Average Annual Total Returns (Periods ending December 31)
STAAR General Bond Fund	One Year	5 Years	10 Years
Return Before Taxes	-0.06%	-0.26%	1.06%
Return After Taxes on Distributions*	-0.21%	-0.58%	0.49%
Return After Taxes on Distributions and Sale of Fund Shares*	-0.03%	-0.34%	0.60%
Bloomberg Barclays Capital Intermediate Gov't/Credit Index (Reflects no deductions for fees, expenses and taxes on sales)	2.14%	1.51%	3.33%

*
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT OF THE FUND
4

Investment Advisor
Barrel Park Investments, LLC serves as the Advisor for the General Bond Fund.
Portfolio Manager
Brett Boshco has served as the General Bond Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the Chief Executive Officer of the Advisor and a Trustee of the STAAR Investment Trust (the "Trust").
PURCHASE AND SALE OF FUND SHARES
The minimum initial amount of investment in the General Bond Fund is $1,000.  The entire amount may be invested in this Fund or may be split among any of the funds in the Trust (the "STAAR Funds") subject to a $50 minimum per fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION
The General Bond Fund's distributions will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
5

ADDITIONAL INFORMATION ABOUT THE STAAR GENERAL BOND FUND

ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the General Bond Fund is to create income with an emphasis on safety of principal.  Under normal conditions, the Fund invests in a mix of U.S. government, government agency and corporate debt instruments.  These may include U.S. treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.
The General Bond Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.  As of December 31, 2017, the Fund had 47% of its assets invested in US government, government agency, government money market funds and FDIC backed CDs.  The Fund invested 53% in corporate bonds.
Under normal market conditions at least 40% of the General Bond Fund's  total  assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.
Cash positions in the General Bond Fund will generally be held in one or more money market funds.  At the time of purchase,  cash positions must be investment grade (rated BBB or higher).  The range of maturity for bonds in the Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.
The Advisor is given a high degree of flexibility in choosing maturities.  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.   In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities.  As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.
The investment strategy of the General Bond Fund includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.  In general, the dollar weighted average maturity of the portfolio will be between two (2) and fifteen (15) years.   As of December 31, 2017, the dollar weighted average maturity of the Fund was 2.9 years.
In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth,
6

the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.
The Fund and its Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.
The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.
PORTFOLIO TRANSACTIONS
The Fund and its Advisor seek to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term tax events may be triggered that would be passed through to shareholders.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
There are risks associated with investing in the General Bond Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors Risk: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Cash Management Risk: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments Risk: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial
7

Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
Cybersecurity Risk:  The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Junk Bond Risk: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk."  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody's Investors Service's ("Moody's")) to D (S&P) and C (Moody's).  A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.
DISCLOSURE OF PORTFOLIO HOLDINGS
A list of the Fund's portfolio securities is available in the Fund's Annual or Semi-Annual Reports.  These may be obtained from Mutual Shareholder Services, LLC ("Shareholder Services") 8000 Town Centre Drive, Broadview Heights, OH 44147* 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's ("SEC") website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the SEC.  Please consult the Fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that governs disclosure of the portfolio holdings by the Fund.
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Management of the Fund
The Advisor, Barrel Park Investments, LLC ("Barrel Park") is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment advisor managing the six series of the STAAR Funds.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park is a limited liability company organized under the laws of the state of Delaware.  Prior to February 9, 2018, Starr Financial Advisors, Inc. served as investment advisor to the Fund at the same rate of compensation as Barrel Park.
Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a Bachelor of Science ("BS") in Economics from Massachusetts Institute of Technology ("MIT") and a BS in Management Science from the Sloan School of Management at MIT.
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Management Fees
The Advisor is engaged to manage the Fund under an investment advisory agreement between the Advisor and the Trust on behalf of the Fund (the "Advisory Agreement").  The Advisory Agreement is  approved on an annual basis by the Fund's Board of Trustees (the "Board"), including a majority of its trustees who are not "interested persons" of the Fund.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  This rate is currently set at 0.25% annualized. The Board reviews the Advisory Agreement with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.
The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.
The Fund is a fund of the Trust.  All of the funds of the Trust share in the expenses associated with managing and administrating the funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust.  Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and the Board oversees the management and administration of the Funds.
VALUATION OF SHARES
Net Asset Value
The Net Asset Value ("NAV") of a share of the Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange ("NYSE") is open (normally 4:00 P.M. Eastern Time). The NAV is determined by dividing the total of the Fund's net assets by the total number of outstanding shares of the Fund. The Funds' NAV will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).
The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.
Fair Value Pricing
The Board has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair value pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or are priced at the close of market trading.
BUYING SHARES
The Fund's shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.
By Mail
You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth
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IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in a class of a Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
Through Your Registered Representative
Your representative can help you with forms and the processing of your check.
By Wire
Call Shareholder Services for availability and instructions.
By Payroll Deduction
You may be able to purchase shares through an Employer-Sponsored Plan.
NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
New Accounts
We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable
Minimum Initial Investment
The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENT
By Mail
You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to the Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
By Automatic Investment Plan
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You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
Check Purchases
All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.
EXCHANGING SHARES
You may exchange shares of one STAAR Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.
SELLING SHARES
You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:
•	You are selling more than $40,000 worth of shares.
•	You want to have proceeds paid to someone who is not a registered owner.
•	You want to have the proceeds sent to an address other than the address of record.
•	You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.
Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.
Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.
If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.
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The Fund typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets.
REDEMPTION FEES AND RESTRICTIONS
The Fund does not currently charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Fund experiences frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.
Good Order
We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•	Be provided by person(s) authorized on the account in accordance with Fund's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The Trust reserves the right to revise these requirements without notice
Trade Date for Crediting Purchases, Exchanges and Redemptions
The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the NYSE is open for trading (a business day).  Your order will be calculated at the share price equal to the Net Asset Value calculated at the close of trading on the NYSE (usually 4:00 P.M. Eastern Time) on the business day your request is received if it is received by Shareholder Services before 4:00 P.M., or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4:00 PM, you will receive the next day's closing price.)  If the order is received after the market close or on a day the Trust is not open for business, it will be processed at the NAV calculated on the next business day.
Foreign Investors
Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.
Invalid Address
If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.
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Responsibility For Fraud
Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.
Dormant Accounts
If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.
Accounts With Low Balances
The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.
Changes In Investment Minimums
At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.
Joint Accounts
Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.
Right To Delay Orders
The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the Investment Company Act of 1940.
The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare distributions and distribute all of its net investment income and distribute net capital gains, if any, to shareholders annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.
Annual statements
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Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "buying a dividend"
At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax considerations
Fund distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the
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case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Fund shares are generally not sold outside the United States. Non-U.S. investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and U.S. estate taxes, may apply to any investment in the Fund.
This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING
The Board has adopted policies and procedures to guard against frequent trading abuses by shareholders.  Tools to combat frequent trading include the following:
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm the Fund's performance.  The Fund is intended for long-term investors.  Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Fund's advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.  If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other fund in the Trust.
The Fund uses a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Fund in its sole discretion.  The Fund reserves the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts that are under common control.  Although the Fund tries to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading.  Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.
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The Board has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Fund's Internet site at www.staarfunds.com:  Proxy Voting Policy and Fair Value Pricing Policy.  In addition the Board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Fund.  The Board also reviews the compensation and other accounts managed by the portfolio manager. Additional information may be found in the SAI.
DISTRIBUTION ARRANGEMENTS
Sales Loads
The Fund does not impose any sales loads (charges) on the purchase or redemption of Fund shares or on distributions, whether reinvested or not.
12b-1 Fees
The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is 0.25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Brokerage Allocation
The Board and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Fund is authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Board may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.
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FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the General Bond Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.
STAAR General Bond Fund (For a share outstanding throughout each period)

	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, at Beginning of Year	$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17
Income From Investment Operations: ***
Net Investment (Loss)*	0.03	0.04	0.07	0.08	0.14
Net Gain (Loss) (Realized and Unrealized) on Securities	(0.04)	0.11	(0.27)	(0.09)	(0.21)
Total from Investment Operations	(0.01)	0.15	(0.20)	(0.01)	(0.07)
Distributions:
From Net Investment Income	(0.03)	(0.04)	(0.07)	(0.08)	(0.14)
From Net Realized Gain	-	-	-	-	-
Total From Distributions	(0.03)	(0.04)	(0.07)	(0.08)	(0.14)
Net Asset Value, at End of Year	$ 9.67	$ 9.71	$ 9.60	$ 9.87	$ 9.96
Total Return (%)**	(0.06)%	1.58%	(2.02)%	(0.08)%	(0.68)%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,507	$ 1,410	$ 1,518	$ 1,666	$ 2,071
Ratio of Expenses to Average Net Assets (%)	1.90%	1.98%	1.57%	1.53%	1.46%
Ratio of Net Investment Loss to Average Net Assets (%)	0.36%	0.45%	0.72%	0.83%	1.37%
Portfolio Turnover	35.87%	20.36%	17.30%	12.92%	5.07%
* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
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Where to Learn More
You can find more information about the Fund in the Fund's SAI and Annual and Semi-Annual Reports.
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010
Shareholder Services:  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)
E-mail Address:  info@staarfunds.com
Web Site:  www.staarfunds.com
Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust.  A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund's investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.
The SAI, reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.  Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above.  The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-09152
Security & Exchange Commission Public Reference Room:  1-800-SEC-0330
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PROSPECTUS
April 30, 2018

STAAR International Fund
(SITIX)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR INTERNATIONAL FUND
INVESTMENT OBJECTIVE
The investment objective of the STAAR International Fund (the "International Fund," or the "Fund") is to pursue growth of investors' capital primarily through investments in international stock mutual funds, exchange traded funds ("ETFs") and individual stocks.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund:
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.54%
Acquired fund fees & expenses	0.84%
Total annual fund operating expenses	3.19%
Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$322	$983	$1,669	$3,494
Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 6.94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The International Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor") seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to own shares of funds with a variety of management styles.
The underlying funds in which the Fund invests will hold the securities of primarily foreign companies.  There are no limits on the size of companies that may be owned by underlying funds or directly.  Depending on market conditions and trends, the Advisor weighs the overall portfolio
1

mix of shares the Fund owns to higher or lower market capitalization and sectors or industries and to different countries and regions. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.
In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.  Similarly, if a underlying fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.
PRINCIPAL RISKS
Shares of the International Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:
Management Risk:  There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.
Market Risk:  While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.
Investment Risk:  Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.
Foreign Investment Risks:  Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.
Emerging Markets Risks:  Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.
Value Risk:  A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.
Growth Risk:  The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters.  Under certain market conditions,
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growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.
Small-Capitalization Companies Risk:  Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Large-Capitalization Companies Risk:  Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.
Foreign Currency Risk:  As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Risks of Investing in Funds:  There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.
New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund's Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.
PERFORMANCE
The bar chart and table immediately following are intended to help you understand the risks of investing in the International Fund.  The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.  The table shows how the
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average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

STAAR International Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)
During the 10-year period shown in the bar chart, the highest return for the International Fund for a quarter was +21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).
Average Annual Total Returns (Periods ending December 31)
STAAR International Fund	One Year	5 Years	10 Years
Return Before Taxes	23.15%	2.51%	-0.87%
Return After Taxes on Distributions*	22.87%	1.98%	-1.32%
Return After Taxes on Distributions and Sale of Fund Shares*	13.33%	1.87%	-0.65%
MSCI EAFE Index (Reflects no deductions for fees, expenses and taxes on sales)	25.03%	7.90%	1.94%
* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
MANAGEMENT OF THE FUND
Investment Advisor
Barrel Park Investments, LLC serves as the Advisor for the International Fund.
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Portfolio Manager
Brett Boshco has served as the International Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the Chief Executive Officer of the Advisor and a Trustee of the STAAR Investment Trust (the "Trust").
PURCHASE AND SALE OF FUND SHARES
The minimum initial amount of investment in the International Fund is $1,000.  The entire amount may be invested in this Fund or may be split among any of the funds in the Trust (the "STAAR Funds") subject to a $50 minimum per fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION
The International Fund's distributions will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
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ADDITIONAL INFORMATION ABOUT THE STAAR INTERNATIONAL FUND

ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the International Fund is to pursue growth of investors' capital primarily through investments in international stock mutual funds, ETFs and individual stocks. The International Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds and ETFs. Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs.  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to own shares of underlying funds with a variety of management styles, which may include growth and value funds.
The funds in which the Fund invests will hold the securities of primarily foreign companies.  There are no limits on the size of companies that may be owned by underlying funds or directly.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries and to different countries and regions. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.
In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.
PORTFOLIO TRANSACTIONS
The Fund and its Advisor seek to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term tax events may be triggered that would be passed through to shareholders.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
There are risks associated with investing in the International Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors Risk: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business
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overseas are affected by these factors.
Investment Management Risk:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to underperform its comparison benchmark(s) or other funds with similar objectives.
Cash Management Risk: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments Risk: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Cybersecurity Risk: The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
DISCLOSURE OF PORTFOLIO HOLDINGS
A list of the Fund's portfolio securities is available in the Fund's Annual or Semi-Annual Reports.  These may be obtained from Mutual Shareholder Services, LLC ("Shareholder Services") 8000 Town Centre Drive, Broadview Heights, OH 44147* 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's ("SEC") website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the SEC.  Please consult the Fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the portfolio holdings by the Fund.
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Management of the Fund
The Advisor, Barrel Park Investments, LLC ("Barrel Park") is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment advisor managing the six series of the STAAR Funds.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park is a limited liability company organized under the laws of the state of Delaware.  Prior to February 9, 2018, Starr Financial Advisors, Inc. served as investment advisor to the Fund at the same rate of compensation as Barrel Park.
Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset
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Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a Bachelor of Science ("BS") in Economics from Massachusetts Institute of Technology ("MIT") and a BS in Management Science from the Sloan School of Management at MIT.
Management Fees
The Advisor is engaged to manage the Fund under an investment advisory agreement between the Advisor and the Trust on behalf of the Fund (the "Advisory Agreement").  The Advisory Agreement is  approved on an annual basis by the Fund's Board of Trustees (the "Board"), including a majority of its trustees who are not "interested persons" of the Fund.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  This rate is currently set at 0.80% annualized.  The Board reviews the Advisory Agreement with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.
The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund is a fund of the Trust.  All of the funds of the Trust share in the expenses associated with managing and administrating the funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust.  Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and the Board oversees the management and administration of the Funds.
VALUATION OF SHARES
Net Asset Value
The Net Asset Value ("NAV") of a share of the Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange ("NYSE") is open (normally 4:00 P.M. Eastern Time). The NAV is determined by dividing the total of the Fund's net assets by the total number of outstanding shares of the Fund. The Funds' NAV will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).
The Fund invests in certain mutual funds and ETFs that invest in securities listed on foreign exchanges which may trade on days that the Fund and the underlying funds do not price their shares, therefor the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem shares.
The value of mutual funds held by the Fund will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of the Fund will generally be completed the morning of the next business day. Therefore, should the Fund be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Fund's actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.
Fair Value Pricing
The Board has developed procedures that utilize fair value pricing when any assets for which
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reliable market quotations are not readily available or may be stale.  Fair value pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or are priced at the close of market trading.
BUYING SHARES
The Fund's shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.
By Mail
You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in a class of a Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
Through Your Registered Representative
Your representative can help you with forms and the processing of your check.
By Wire
Call Shareholder Services for availability and instructions.
By Payroll Deduction
You may be able to purchase shares through an Employer-Sponsored Plan.
NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
New Accounts
We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable
Minimum Initial Investment
The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENT
By Mail
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You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to the Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
By Automatic Investment Plan
You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
Check Purchases
All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.
EXCHANGING SHARES
You may exchange shares of one STAAR Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.
SELLING SHARES
You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:
•	You are selling more than $40,000 worth of shares.
•	You want to have proceeds paid to someone who is not a registered owner.
•	You want to have the proceeds sent to an address other than the address of record.
•	You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.
Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if
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before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.
Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.
If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.
The Fund typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets.
REDEMPTION FEES AND RESTRICTIONS
The Fund does not currently charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Fund experiences frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.
Good Order
We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:
•	Be provided by person(s) authorized on the account in accordance with Fund's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The Trust reserves the right to revise these requirements without notice.
Trade Date for Crediting Purchases, Exchanges and Redemptions
The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the NYSE is open for trading (a business day).  Your order will be calculated at the share price equal to the Net Asset Value calculated at the close of trading on the NYSE (usually 4:00 P.M. Eastern Time) on the business day your request is received if it is received by Shareholder Services before 4:00 P.M., or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4:00 PM, you will receive the next day's closing price.)  If the order is received after the market close or on a day the Trust is not open for business, it will be processed at the NAV calculated on the next business day.
Foreign Investors
Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your
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investment in the Fund.
Invalid Address
If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.
Responsibility For Fraud
Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.
Dormant Accounts
If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.
Accounts With Low Balances
The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.
Changes In Investment Minimums
At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.
Joint Accounts
Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.
Right To Delay Orders
The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the Investment Company Act of 1940.
The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare distributions and distribute all of its net investment income and distribute net capital gains, if any, to shareholders
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annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.
Annual Statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "Buying a Dividend"
At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax Considerations
Fund distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
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Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Fund shares are generally not sold outside the United States. Non-U.S. investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and U.S. estate taxes, may apply to any investment in the Fund.
This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING
The Board has adopted policies and procedures to guard against frequent trading abuses by shareholders.  Tools to combat frequent trading include the following:
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm the Fund's performance.  The Fund is intended for long-term investors.  Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Fund's advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.  If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other fund in the Trust.
The Fund uses a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Fund in its sole discretion.  The Fund reserves the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts that are under common control.  Although the Fund tries to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading.  Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
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Information regarding the policies of any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.
The Board has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Fund's Internet site at www.staarfunds.com:  Proxy Voting Policy and Fair Value Pricing Policy.  In addition the Board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Fund.  The Board also reviews the compensation and other accounts managed by the portfolio manager. Additional information may be found in the SAI.
DISTRIBUTION ARRANGEMENTS
Sales Loads
The Fund does not impose any sales loads (charges) on the purchase or redemption of Fund shares or on distributions, whether reinvested or not.
12b-1 Fees
The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is 0.25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Brokerage Allocation
The Board and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Fund is authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Board may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.
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FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the International Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.
STAAR International Fund (For a share outstanding throughout each period)

	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, at Beginning of Year	$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54
Income From Investment Operations: ***
Net Investment (Loss)*	(0.04)	(0.03)	(0.03)	0.06	(0.02)
Net Gain (Loss) (Realized and Unrealized) on Securities	2.27	0.02	(0.77)	(1.06)	0.98
Total from Investment Operations	2.23	(0.01)	(0.80)	(1.00)	0.96
Distributions:
From Net Investment Income	-	-	-	(0.06)	-
From Net Realized Gain	(0.11)	-	-	(0.91)	(0.08)
Total From Distributions	(0.11)	-	-	(0.97)	(0.08)
Net Asset Value, at End of Year	$ 11.76	$ 9.64	$ 9.65	$ 10.45	$ 12.42
Total Return (%)**	23.15%	(0.10%)	(7.57%)	(8.10%)	8.31%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,065	$ 1,730	$ 2,121	$ 2,378	$ 2,985
Ratio of Expenses to Average Net Assets (%)	2.35%	2.32%	2.14%	1.99%	1.98%
Ratio of Net Investment Loss to Average Net Assets (%)	(0.33)%	(0.32)%	(0.25)%	0.48%	(0.18)%
Portfolio Turnover	6.94%	11.11%	17.45%	17.58%	14.37%
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
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Where to Learn More
You can find more information about the Fund in the Fund's SAI and Annual and Semi-Annual Reports.
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010
Shareholder Services:  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)
E-mail Address:  info@staarfunds.com
Web Site:  www.staarfunds.com
Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust.  A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund's investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.
The SAI, reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.  Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above.  The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-09152
Security & Exchange Commission Public Reference Room:  1-800-SEC-0330
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PROSPECTUS
April 30, 2018

STAAR Larger Company Stock Fund
(SITLX)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR LARGER COMPANY STOCK FUND

INVESTMENT OBJECTIVE
The investment objective of the STAAR Larger Company Stock Fund (the "Larger Company Fund," or the "Fund") seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Larger Company Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.54%
Acquired fund fees & expenses	0.61%
Total annual fund operating expenses	2.96%
Example
This Example is intended to help you compare the cost of investing in the Larger Company Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$299	$915	$1,557	$3,280

Portfolio Turnover
The Larger Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 3.44% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Large Company Fund is a "fund of funds" that pursues its investment objectives  primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor"), seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to
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own shares of funds with a variety of management styles.
The Fund's investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-capitalization stocks having market capitalization between $3 billion and $5 billion.  Depending on market conditions and trends, the Advisor weighs the Fund's overall portfolio mix of shares the Fund owns to higher or lower market capitalization, concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles with a mix of growth and value management styles, sometimes called a "blend" style.
Up to 20% of the Fund's portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years.  The Advisor may however sell a security that is not performing regardless of when it was purchased.  In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies' business plan and financial performance.
In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.  Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of underlying fund positions may be done in stages over a period of weeks or months.
PRINCIPAL RISKS
Shares of the Larger Company Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:
Management Risk:  There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.
Market Risk:  While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.
Investment Risks:  Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.
Value Risk:  A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.
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Growth Risk:  The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters.  Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.
Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Risks of Investing in Funds:  There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.
Small-Capitalization Companies Risk:  Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Large-Capitalization Companies Risk:  Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.
New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund's Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.
PERFORMANCE
The bar chart and table immediately following are intended to help you understand the risks of investing in the Larger Company Fund.  The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.  The table shows how the average annual total returns of each class of shares compare with
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those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

STAAR Larger Company Stock Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)

During the 10-year period shown in the bar chart, the highest return for a quarter was +11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).

Average Annual Total Returns (Periods ending December 31)
STAAR Larger Company Stock Fund	One Year	5 Years	10 Years
Return Before Taxes	17.18%	9.52%	3.94%
Return After Taxes on Distributions*	14.87%	8.12%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares*	11.54%	7.41%	3.06%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	21.83%	15.80%	8.49%

*
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT OF THE FUND
Investment Advisor
Barrel Park Investments, LLC serves as the Advisor for the Larger Company Fund.
Portfolio Manager
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Brett Boshco has served as the Larger Company Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the Chief Executive Officer of the Advisor and a Trustee of the STAAR Investment Trust (the "Trust").
PURCHASE AND SALE OF FUND SHARES
The minimum initial amount of investment in the Larger Company Fund is $1,000.  The entire amount may be invested in this Fund or may be split among any of the funds in the Trust (the "STAAR Funds") subject to a $50 minimum per fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION
The Larger Company Fund's distributions will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
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ADDITIONAL INFORMATION ABOUT THE STAAR LARGER COMPANY STOCK FUND
ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVE AND POLICIES
The  investment objective of the Larger Company Fund is to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.
The Larger Company Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds and ETFs. Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs. The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to own shares of funds with a variety of management styles.
The Fund's investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-capitalization stocks having market capitalization between $3 billion and $5 billion.  Depending on market conditions and trends, the Advisor weighs the Fund's overall portfolio mix of shares the Fund owns to higher or lower market capitalization, concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles with a mix of growth and value management styles, sometimes called a "blend" style.
Up to 20% of the Fund's portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years.  The Advisor may however sell a security that is not performing regardless of when it was purchased.  In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies' business plan and financial performance.
In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.  Similarly, if an underlying fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of underlying fund positions may be done in stages over a period of weeks or months.
PORTFOLIO TRANSACTIONS
The Fund and its Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern.  To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
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ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
There are risks associated with investing in the Larger Company Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors Risk: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management Risk:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to underperform its comparison benchmark(s) or other funds with similar objectives.
Cash Management Risk: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments Risk: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Cybersecurity Risk:  The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
DISCLOSURE OF PORTFOLIO HOLDINGS
A list of the Fund's portfolio securities is available in the Fund's Annual or Semi-Annual Reports.  These may be obtained from Mutual Shareholder Services, LLC ("Shareholder Services") 8000 Town Centre Drive, Broadview Heights, OH 44147* 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's ("SEC") website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Reference Room in Washington,
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DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the SEC.  Please consult the Fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that governs disclosure of the portfolio holdings by the Fund.
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Management of the Fund
The Advisor, Barrel Park Investments, LLC ("Barrel Park") is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment advisor managing the six series of the STAAR Funds.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park is a limited liability company organized under the laws of the state of Delaware.  Prior to February 9, 2018, Starr Financial Advisors, Inc. served as investment advisor to the Fund at the same rate of compensation as Barrel Park.
Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a Bachelor of Science ("BS") in Economics from Massachusetts Institute of Technology ("MIT") and a BS in Management Science from the Sloan School of Management at MIT.
Management Fees
The Advisor is engaged to manage the Fund under an investment advisory agreement between the Advisor and the Trust on behalf of the Fund (the "Advisory Agreement").  The Advisory Agreement is  approved on an annual basis by the Fund's Board of Trustees (the "Board"), including a majority of its trustees who are not "interested persons" of the Fund.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  This rate is currently set at 0.80% annualized.  The Board reviews the Advisory Agreement with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.
The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund is a fund of the Trust.  All of the funds of the Trust share in the expenses associated with managing and administrating the funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust.  Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and the Board oversees the management and administration of the Funds.
VALUATION OF SHARES
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Net Asset Value
The Net Asset Value ("NAV") of a share of the Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange ("NYSE") is open (normally 4:00 P.M. Eastern Time). The NAV is determined by dividing the total of the Fund's net assets by the total number of outstanding shares of the Fund. The Funds' NAV will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).
The value of mutual funds held by the Fund will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of the Fund will generally be completed the morning of the next business day.  Therefore, should the Fund be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Fund's actual prices by one day.
The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.
Fair Value Pricing
The Board has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair value pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or are priced at the close of market trading.
BUYING SHARES
The Fund's shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.
By Mail
You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in a class of a Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
Through Your Registered Representative
Your representative can help you with forms and the processing of your check.
By Wire
Call Shareholder Services for availability and instructions.
By Payroll Deduction
You may be able to purchase shares through an Employer-Sponsored Plan.
NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or
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Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
New Accounts
We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable
Minimum Initial Investment
The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENT
By Mail
You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to the Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
By Automatic Investment Plan
You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
Check Purchases
All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.
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EXCHANGING SHARES
You may exchange shares of one STAAR Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.
SELLING SHARES
You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:
•	You are selling more than $40,000 worth of shares.
•	You want to have proceeds paid to someone who is not a registered owner.
•	You want to have the proceeds sent to an address other than the address of record.
•	You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.
Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.
Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.
If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.
The Fund typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets.
REDEMPTION FEES AND RESTRICTIONS
The Fund does not currently charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Fund experiences frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.
Good Order
We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a
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pdf document.  To be in good order, instructions must:
•	Be provided by person(s) authorized on the account in accordance with Fund's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The Trust reserves the right to revise these requirements without notice
Trade Date for Crediting Purchases, Exchanges and Redemptions
The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the NYSE is open for trading (a business day).  Your order will be calculated at the share price equal to the Net Asset Value calculated at the close of trading on the NYSE (usually 4:00 P.M. Eastern Time) on the business day your request is received if it is received by Shareholder Services before 4:00 P.M., or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4:00 PM, you will receive the next day's closing price.)  If the order is received after the market close or on a day the Trust is not open for business, it will be processed at the NAV calculated on the next business day.
Foreign Investors
Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.
Invalid Address
If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.
Responsibility For Fraud
Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.
Dormant Accounts
If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.
Accounts With Low Balances
The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.
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Changes In Investment Minimums
At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.
Joint Accounts
Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.
Right To Delay Orders
The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the Investment Company Act of 1940.
The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare distributions and distribute all of its net investment income and distribute net capital gains, if any, to shareholders annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.
Annual Statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "Buying a Dividend"
At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax Considerations
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Fund distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Fund shares are generally not sold outside the United States. Non-U.S. investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and U.S. estate taxes, may apply to any investment in the Fund.
This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax
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consequences before making an investment in the Fund.
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING
The Board has adopted policies and procedures to guard against frequent trading abuses by shareholders.  Tools to combat frequent trading include the following:
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm the Fund's performance.  The Fund is intended for long-term investors.  Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Fund's advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.  If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other fund in the Trust.
The Fund uses a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Fund in its sole discretion.  The Fund reserves the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts that are under common control.  Although the Fund tries to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading.  Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.
The Board has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Fund's Internet site at www.staarfunds.com:  Proxy Voting Policy and Fair Value Pricing Policy.  In addition the Board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Fund.  The Board also reviews the compensation and other accounts managed by the portfolio manager. Additional information may be found in the SAI.
DISTRIBUTION ARRANGEMENTS
Sales Loads
The Fund does not impose any sales loads (charges) on the purchase or redemption of Fund shares or on distributions, whether reinvested or not.
12b-1 Fees
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The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is 0.25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Brokerage Allocation
The Board and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Fund is authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Board may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.
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FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the Larger Company Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.
STAAR Larger Company Stock Fund (For a share outstanding throughout each period)

	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, at Beginning of Year	$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67
Income From Investment Operations: ***
Net Investment (Loss)*	(0.14)	(0.10)	(0.11)	(0.10)	(0.10)
Net Gain (Loss) (Realized and Unrealized) on Securities	2.56	0.80	(0.48)	1.06	3.35
Total from Investment Operations	2.42	0.70	(0.59)	0.96	3.25
Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(1.34)	(0.62)	(0.65)	(1.65)	-
Total From Distributions	(1.34)	(0.62)	(0.65)	(1.65)	-
Net Asset Value, at End of Year	$ 15.15	$ 14.07	$ 13.99	$ 15.23	$ 15.92
Total Return (%)**	17.18%	5.00%	(3.87)%	6.03%	25.65%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,617	$ 2,585	$ 3,158	$ 3,434	$ 3,694
Ratio of Expenses to Average Net Assets (%)	2.42%	2.31%	2.07%	1.99%	1.94%
Ratio of Net Investment Loss to Average Net Assets (%)	(0.88)%	(0.70)%	(0.77)%	(0.61)%	(0.72)%
Portfolio Turnover	3.44%	9.45%	30.02%	21.72%	15.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
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Where to Learn More
You can find more information about the Fund in the Fund's SAI and Annual and Semi-Annual Reports.
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010
Shareholder Services:  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)
E-mail Address:  info@staarfunds.com
Web Site:  www.staarfunds.com
Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust.  A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund's investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.
The SAI, reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.  Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above.  The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-09152
Security & Exchange Commission Public Reference Room: 1-800-SEC-0330
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PROSPECTUS
April 30, 2018

STAAR Short Term Bond Fund
(SITBX)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR SHORT TERM BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the STAAR Short Term Bond Fund (the "Short Term Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term Bond Fund.
Shareholder fees (fees paid directly from your investment):None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.25%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.63%
Acquired fund fees & expenses	0.02%
Total annual fund operating expenses	1.91%
Example
This Example is intended to help you compare the cost of investing in the Short Term Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$194	$600	$1,032	$2,233
Portfolio Turnover
The Short Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 61.78% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Short Term Bond Fund invests, under normal conditions, in a mix of U.S. government, government agency and corporate debt instruments.  These may include U.S. treasury notes or bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include senior and junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.
The Short Term Bond Fund's strategy includes a limitation to higher quality debt instruments (bonds).  At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P").  These top four categories are considered to be "investment grade".  If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor") will consider
1

the size of the holding and the circumstances causing the lower rating before selling.  The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.
Under normal market conditions at least 40% of the Short Term Bond Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include Federal Deposit Insurance Corporation ("FDIC") backed certificate of deposits ("CDs").  This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.  As of December 31, 2017, the Fund had 45% of its assets invested in US government, government agency, government money market funds and FDIC backed CDs. In addition, 55% of the Fund's total assets were invested in corporate bonds.
The Fund may gain exposure to bonds through investment in exchange-traded funds ("ETFs").
The Short Term Bond Fund and the Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.
The investment strategy of the Short Term Bond Fund includes the intent to hold most bonds to maturity and minimize trading unless dollar weighted average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable.  This is to keep a stable portfolio base and lower transaction costs.  The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated investment grade.  Bonds will normally have a maturity of between three (3) months and five (5) years when purchased.  The average dollar weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  As of December 31, 2017, the dollar weighted average maturity of the Fund was 1.4 years. In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.
PRINCIPAL RISKS
Shares of the Short Term Bond Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:
Management Risk:  There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.
Bond Market Risks:  Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.
Interest Rate Changes Risk:  The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).
Default Risks:  If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.
Credit Rating Changes Risk:  Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.
Government Agency Securities Risk:  Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.
Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund's Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.
PERFORMANCE
The bar chart and table immediately following are intended to help you understand the risks of investing in the Short Term Bond Fund.  The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.  The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

STAAR Short Term Bond Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)

During the 10-year period shown in the bar chart above, the highest return for a quarter for the Short Term Bond Fund  was +1.40% (quarter ending 6/30/09) and the lowest return for a quarter was –1.03% (quarter ending 9/30/11).
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Average Annual Total Returns (Periods ending December 31)
STAAR Short Term Bond Fund	One Year	5 Years	10 Years
Return Before Taxes	-0.67%	-0.22%	0.31%
Return After Taxes on Distributions*	-0.67%	-0.28%	0.00%
Return After Taxes on Distributions and Sale of Fund Shares*	-0.38%	-0.20%	0.13%
Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index (Reflects no deductions for taxes, fees or expenses)	0.85%	0.84%	1.85%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
MANAGEMENT OF THE FUND
Investment Advisor
Barrel Park Investments, LLC serves as the Advisor for the Short Term Bond Fund.
Portfolio Manager
Brett Boshco has served as the Short Term Bond Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the Chief Executive Officer of the Advisor and a Trustee of the STAAR Investment Trust (the "Trust").
PURCHASE AND SALE OF FUND SHARES
The minimum initial amount of investment in the Short Term Bond Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the funds in the Trust (the "STAAR Funds") subject to a $50 minimum per fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION
The Short Term Bond Fund's distributions will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Short Term Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

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ADDITIONAL INFORMATION ABOUT THE STAAR SHORT TERM BOND FUND

ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Short Term Bond Fund is to create income with an emphasis on safety of principal.  The Fund invests, under normal conditions, in a mix of U.S. government, government agency and corporate debt instruments.  These may include U.S. treasury notes or bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include senior and junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.
The Short Term Bond Fund's strategy includes a limitation to higher quality debt instruments (bonds).  At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation.  These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling.  The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.
Under normal market conditions at least 40% of the Short Term Bond Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include FDIC backed CDs. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal. As of December 31, 2017, the Fund had 45% of its assets invested in US government, government agency, government money market funds and FDIC backed CDs. In addition, 55% of the Fund's total assets were invested in corporate bonds.
The investment strategy of the Short Term Bond Fund includes the intent to hold most bonds to maturity and minimize trading unless dollar weighted average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated investment grade.  Bonds will normally have a maturity of between three (3) months and five (5) years when purchased.  The average dollar weighted average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. As of December 31, 2017, the dollar weighted average maturity of the Fund was 1.4 years.
In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.
The Short Term Bond Fund and the Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.
The Short Term Bond Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract
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expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.
PORTFOLIO TRANSACTIONS
The Fund and its Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern.  To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
There are risks associated with investing in the Short Term Bond Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors Risk: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Cash Management Risk: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments Risk: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.  Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.
Junk Bond Risk: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk."  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody's Investors Service's ("Moody's")) to D (S&P) and C (Moody's).  A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.
Cybersecurity Risk:  The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could
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allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
DISCLOSURE OF PORTFOLIO HOLDINGS
A list of the Fund's portfolio securities is available in the Fund's Annual or Semi-Annual Reports.  These may be obtained from Mutual Shareholder Services, LLC ("Shareholder Services") 8000 Town Centre Drive, Broadview Heights, OH 44147* 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's ("SEC") website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the SEC.  Please consult the Fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that governs disclosure of the portfolio holdings by the Fund.
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Management of the Fund
The Advisor, Barrel Park Investments, LLC ("Barrel Park") is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment advisor managing the six series of the STAAR Funds.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park is a limited liability company organized under the laws of the state of Delaware.  Prior to February 9, 2018, Starr Financial Advisors, Inc. served as investment advisor to the Fund at the same rate of compensation as Barrel Park.
Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a Bachelor of Science ("BS") in Economics from Massachusetts Institute of Technology ("MIT") and a BS in Management Science from the Sloan School of Management at MIT.
Management Fees
The Advisor is engaged to manage the Fund under an investment advisory agreement between the Advisor and the Trust on behalf of the Fund (the "Advisory Agreement").  The Advisory Agreement is  approved on an annual basis by the Fund's Board of Trustees (the "Board"), including a majority of its trustees who are not "interested persons" of the Fund.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets. This rate is currently set at 0.25% annualized.  The Board reviews the Advisory Agreement with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.
The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.
The Fund is a fund of the Trust.  All of the funds of the Trust share in the expenses associated with managing and administrating the funds. Common expenses incurred by the Trust are allocated among the
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funds based on the ratio of net assets of each fund to the combined net assets of the Trust.  Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and the Board oversees the management and administration of the Funds.
VALUATION OF SHARES
Net Asset Value
The Net Asset Value ("NAV") of a share of the Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange ("NYSE") is open (normally 4:00 P.M. Eastern Time). The NAV is determined by dividing the total of the Fund's net assets by the total number of outstanding shares of the Fund. The Funds' NAV will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).
The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.
Fair Value Pricing
The Board has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair value pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or are priced at the close of market trading.
BUYING SHARES
The Fund's shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.
By Mail
You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in a class of a Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
Through Your Registered Representative
Your representative can help you with forms and the processing of your check.
By Wire
Call Shareholder Services for availability and instructions.
By Payroll Deduction
You may be able to purchase shares through an Employer-Sponsored Plan.
NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
New Accounts
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We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable
Minimum Initial Investment
The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENT
By Mail
You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to the Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
By Automatic Investment Plan
You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
Check Purchases
All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.
EXCHANGING SHARES
You may exchange shares of one STAAR Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.
SELLING SHARES
You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any
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subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

• You are selling more than $40,000 worth of shares.
• You want to have proceeds paid to someone who is not a registered owner.
• You want to have the proceeds sent to an address other than the address of record.
• You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.
Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.
Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

The Fund typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets.

REDEMPTION FEES AND RESTRICTIONS
The Fund does not currently charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Fund experiences frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.
Good Order
We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:
•	Be provided by person(s) authorized on the account in accordance with Fund's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The Trust reserves the right to revise these requirements without notice.
Trade Date for Crediting Purchases, Exchanges and Redemptions
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The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the NYSE is open for trading (a business day).  Your order will be calculated at the share price equal to the Net Asset Value calculated at the close of trading on the NYSE (usually 4:00 P.M. Eastern Time) on the business day your request is received if it is received by Shareholder Services before 4:00 P.M., or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4:00 PM, you will receive the next day's closing price.)  If the order is received after the market close or on a day the Trust is not open for business, it will be processed at the NAV calculated on the next business day.
Foreign Investors
Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.
Invalid Address
If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.
Responsibility For Fraud
Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.
Dormant Accounts
If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.
Accounts With Low Balances
The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.
Changes In Investment Minimums
At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.
Joint Accounts
Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.
Right To Delay Orders
The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the Investment Company Act of 1940.
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The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare distributions and distribute all of its net investment income and distribute net capital gains, if any, to shareholders annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.
Annual Statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "Buying a Dividend"
At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax Considerations
Fund distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review
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the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Fund shares are generally not sold outside the United States. Non-U.S. investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and U.S. estate taxes, may apply to any investment in the Fund.
This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING
The Board has adopted policies and procedures to guard against frequent trading abuses by shareholders.  Tools to combat frequent trading include the following:
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm the Fund's performance.  The Fund is intended for long-term investors.  Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Fund's advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.  If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other fund in the Trust.
The Fund uses a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Fund in its sole discretion.  The Fund reserves the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts that are under common control.  Although the Fund tries to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very
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difficult to know or detect frequent trading.  Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.
The Board has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Fund's Internet site at www.staarfunds.com:  Proxy Voting Policy and Fair Value Pricing Policy.  In addition the Board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Fund.  The Board also reviews the compensation and other accounts managed by the portfolio manager. Additional information may be found in the SAI.
DISTRIBUTION ARRANGEMENTS
Sales Loads
The Fund does not impose any sales loads (charges) on the purchase or redemption of Fund shares or on distributions, whether reinvested or not.
12b-1 Fees
The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is 0.25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Brokerage Allocation
The Board and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Fund is authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Board may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.
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FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the Short Term Bond Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

STAAR Short Term Bond Fund (For a share outstanding throughout each period)

	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, at Beginning of Year	$ 8.92	$ 8.91	$ 8.91	$ 8.98	$ 9.02
Income From Investment Operations: ***
Net Investment (Loss)*	(0.02)	(0.02)	(0.00)(a)	(0.01)	0.06
Net Gain (Loss) (Realized and Unrealized) on Securities	(0.04)	0.03	(0.00)(a)	(0.06)	(0.04)
Total from Investment Operations	(0.06)	0.01	(0.00)	(0.07)	0.02
Distributions:
From Net Investment Income	-	-	-	-	(0.06)
Total From Distributions	-	-	-	-	-
Net Asset Value, at End of Year	$ 8.86	$ 8.92	$ 8.91	$ 8.91	$ 8.98
Total Return (%)**	(0.67)%	0.11%	(0.00)%	(0.78)%	0.23%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 711	$ 1,085	$ 842	$ 1,296	$ 1,287
Ratio of Expenses to Average Net Assets (%)	1.89%	1.44%	1.47%	1.48%	1.52%
Ratio of Net Investment Loss to Average Net Assets (%)	(0.19)%	(0.25)%	(0.03)%	(0.11)%	0.69%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.25)%	(0.25)%	(0.06)%	-
Portfolio Turnover	61.78%	30.80%	0.00%	3.31%	48.25%
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Amount is less than 0.005
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Where to Learn More
You can find more information about the Fund in the Fund's SAI and Annual and Semi-Annual Reports.
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010
Shareholder Services:  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)
E-mail Address:  info@staarfunds.com
Web Site:  www.staarfunds.com
Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust.  A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund's investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.
The SAI, reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.  Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above.  The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-09152
Security & Exchange Commission Public Reference Room:  1-800-SEC-0330
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PROSPECTUS
April 30, 2018

STAAR Smaller Company Stock Fund
(SITSX)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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STAAR SMALLER COMPANY STOCK FUND
INVESTMENT OBJECTIVE
The investment objective of the STAAR Smaller Company Stock Fund (the "Smaller Company Fund," or the "Fund") is to pursue growth of investors' capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Company Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.55%
Acquired fund fees & expenses	0.76%
Total annual fund operating expenses	3.12%
Example
This Example is intended to help you compare the cost of investing in the Smaller Company Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$315	$963	$1,635	$3,430
Portfolio Turnover
The Smaller Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 4.42% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Smaller Company Fund is a "fund of funds" that pursues its investment objective by investing primarily in shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of its total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor to the Fund (the "Advisor") seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, and investment objective which fits into the Fund's mix of holdings and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.  The Fund's investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-capitalization stocks having market capitalization between $1 billion and $3 billion.  The Fund's investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weigh the overall portfolio mix of shares the Fund owns to higher or lower market capitalization or concentrations of sectors or industries with a mix of growth and value management
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styles, sometimes called a "blend" style.
In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.  Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.
PRINCIPAL RISKS
Shares of the Smaller Company Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:
Management Risk:  There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.
Market Risk:  While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.
Investment Risks:  Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.
Value Risk:  A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.
Growth Risk:  The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters.  Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.
Small-Capitalization Companies Risk:  Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
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Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Risks of Investing in Funds:  There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.
New Advisor Risk: As a newly registered investment adviser, Barrel Park Investments, LLC, the Fund's Advisor currently does not have previous experience managing other investment companies, and therefore, does not have a performance track record.
PERFORMANCE
The bar chart and table immediately following are intended to help you understand the risks of investing in the Smaller Company Fund.  The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.  The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

STAAR Smaller Company Stock Fund – Annual Total Returns

Calendar Year Returns (Periods ending December 31)
During the 10-year period shown in the bar chart, the highest return for a quarter was +17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).
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Average Annual Total Returns (Periods ending December 31)
STAAR Smaller Company Stock Fund	One Year	5 Years	10 Years
Return Before Taxes	9.96%	9.47%	4.89%
Return After Taxes on Distributions*	8.13%	8.13%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares*	7.15%	7.35%	3.83%
Russell 2000® Index (Reflects no deductions for taxes, fees or expenses)	14.65%	14.14%	8.72%

*
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT OF THE FUND
Investment Advisor
Barrel Park Investments, LLC serves as the Advisor for the Smaller Company Fund.
Portfolio Manager
Brett Boshco has served as the Smaller Company Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the Chief Executive Officer of the Advisor and a Trustee of the STAAR Investment Trust (the "Trust").
PURCHASE AND SALE OF FUND SHARES
The minimum initial amount of investment in the Smaller Company Fund is $1,000.  The entire amount may be invested in this Fund or may be split among any of the funds in the Trust (the "STAAR Funds") subject to a $50 minimum per fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION
The Smaller Company Fund's distributions will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
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ADDITIONAL INFORMATION ABOUT THE STAAR SMALLER COMPANY STOCK FUND
ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Smaller Company Fund is to pursue growth of investors' capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.
The Smaller Company Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds and ETFs. Under normal conditions, 80% or more of its total assets are invested in other mutual funds or ETFs. The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective which fits into the Fund's mix of holdings, and reasonable fees and expenses.  The Advisor attempts to own shares of funds with a variety of management styles.
The Fund's investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.  The Fund's investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weigh the overall portfolio mix of shares the Fund owns to higher or lower market capitalization or concentrations of sectors or industries with a mix of growth and value management styles, sometimes called a "blend" style.
In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.
PORTFOLIO TRANSACTIONS
The Fund and its Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern.  To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
There are risks associated with investing in the Smaller Company Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in
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foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management Risks:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.
Cash Management Risk: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
Temporary Investments Risk: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Cybersecurity Risk:  The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
DISCLOSURE OF PORTFOLIO HOLDINGS
A list of the Fund's portfolio securities is available in the Fund's Annual or Semi-Annual Reports.  These may be obtained from Mutual Shareholder Services, LLC ("Shareholder Services") 8000 Town Centre Drive, Broadview Heights, OH 44147* 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's ("SEC") website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the SEC.  Please consult the Fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that governs disclosure of the portfolio holdings by the Fund.
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
Management of the Fund
The Advisor, Barrel Park Investments, LLC ("Barrel Park") is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment advisor managing the six series of the STAAR Funds.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park is a limited liability company organized under the laws of the state of Delaware.  Prior to February 9, 2018, Starr Financial Advisors, Inc. served as investment advisor to the Fund at the same rate of compensation as Barrel Park.
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Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a Bachelor of Science ("BS") in Economics from Massachusetts Institute of Technology ("MIT") and a BS in Management Science from the Sloan School of Management at MIT.
Management Fees
The Advisor is engaged to manage the Fund under an investment advisory agreement between the Advisor and the Trust on behalf of the Fund (the "Advisory Agreement").  The Advisory Agreement is  approved on an annual basis by the Fund's Board of Trustees (the "Board"), including a majority of its trustees who are not "interested persons" of the Fund.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets. This rate is currently set at 0.80% annualized.  The Board reviews the Advisory Agreement with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.
The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund is a fund of the Trust.  All of the funds of the Trust share in the expenses associated with managing and administrating the funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust.  Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and the Board oversees the management and administration of the Funds.
VALUATION OF SHARES
Net Asset Value
The Net Asset Value ("NAV") of a share of the Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange ("NYSE") is open (normally 4:00 P.M. Eastern Time). The NAV is determined by dividing the total of the Fund's net assets by the total number of outstanding shares of the Fund. The Funds' NAV will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).
The value of mutual funds held by the Fund will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of the Fund will generally be completed the morning of the next business day.  Therefore, should the Fund be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Fund's actual prices by one day.
The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.
Fair Value Pricing
The Board has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair value pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are
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purchased and sold in markets and funds that are either continuously priced during the day or are priced at the close of market trading.
BUYING SHARES
The Fund's shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.
By Mail
You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in a class of a Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
Through Your Registered Representative
Your representative can help you with forms and the processing of your check.
By Wire
Call Shareholder Services for availability and instructions.
By Payroll Deduction
You may be able to purchase shares through an Employer-Sponsored Plan.
NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.
New Accounts
We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable
Minimum Initial Investment
The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENT
By Mail
You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to the Fund. If no instructions are received, allocation of your check will be made according to the most recent
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allocation instructions received.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
By Automatic Investment Plan
You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts
Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.
Check Purchases
All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.
EXCHANGING SHARES
You may exchange shares of one STAAR Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.
SELLING SHARES
You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:
•	You are selling more than $40,000 worth of shares.
•	You want to have proceeds paid to someone who is not a registered owner.
•	You want to have the proceeds sent to an address other than the address of record.
•	You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.
Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.
Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.
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If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.
The Fund typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets.
REDEMPTION FEES AND RESTRICTIONS
The Fund does not currently charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Fund experiences frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.
Good Order
We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:
•	Be provided by person(s) authorized on the account in accordance with Fund's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The Trust reserves the right to revise these requirements without notice
Trade Date for Crediting Purchases, Exchanges and Redemptions
The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the NYSE is open for trading (a business day).  Your order will be calculated at the share price equal to the Net Asset Value calculated at the close of trading on the NYSE (usually 4:00 P.M. Eastern Time) on the business day your request is received if it is received by Shareholder Services before 4:00 P.M., or before the market close, if earlier.  (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4:00 PM, you will receive the next day's closing price.)  If the order is received after the market close or on a day the Trust is not open for business, it will be processed at the NAV calculated on the next business day.
Foreign Investors
Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.
Invalid Address
If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.
Responsibility For Fraud
Neither the Fund nor its directors or service companies will be responsible for any account losses due to
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fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.
Dormant Accounts
If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.
Accounts With Low Balances
The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.
Changes In Investment Minimums
At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.
Joint Accounts
Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.
Right To Delay Orders
The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the Investment Company Act of 1940.
The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare distributions and distribute all of its net investment income and distribute net capital gains, if any, to shareholders annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.
Annual Statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis
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of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "Buying a Dividend"
At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax Considerations
Fund distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service ("IRS") annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Fund shares are generally not sold outside the United States. Non-U.S. investors should be aware that U.S. withholding at a 30% or lower treaty tax rate, special tax certification requirements to
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avoid U.S. backup withholding and claim any treaty benefits, and U.S. estate taxes, may apply to any investment in the Fund.
This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING
The Board has adopted policies and procedures to guard against frequent trading abuses by shareholders.  Tools to combat frequent trading include the following:
The Fund discourages excessive, short-term trading and other abusive trading practices that may harm the Fund's performance.  The Fund is intended for long-term investors.  Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Fund's advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.  If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other fund in the Trust.
The Fund uses a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Fund in its sole discretion.  The Fund reserves the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts that are under common control.  Although the Fund tries to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading.  Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Fund might hold can be found in those funds' prospectuses and reports as filed with the SEC.
The Board has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Fund's Internet site at www.staarfunds.com:  Proxy Voting Policy and Fair Value Pricing Policy.  In addition the Board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Fund.  The Board also reviews the compensation and other accounts managed by the portfolio manager. Additional information may be found in the SAI.
DISTRIBUTION ARRANGEMENTS
Sales Loads
The Fund does not impose any sales loads (charges) on the purchase or redemption of Fund shares or on distributions, whether reinvested or not.
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12b-1 Fees
The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is 0.25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Brokerage Allocation
The Board and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Fund is authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Board may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.
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FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the Smaller Company Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.
STAAR Smaller Company Stock Fund (For a share outstanding throughout each period)

	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, at Beginning of Year	$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67
Income From Investment Operations: ***
Net Investment (Loss)*	(0.18)	(0.16)	(0.13)	(0.17)	(0.16)
Net Gain (Loss) (Realized and Unrealized) on Securities	1.55	2.19	(0.82)	0.01	3.91
Total from Investment Operations	1.37	2.03	(0.95)	(0.16)	3.75
Distributions:
From Net Realized Gain	(1.06)	-	(1.35)	(0.92)	(0.33)
Total From Distributions	(1.06)	-	(1.35)	(0.92)	(0.33)
Net Asset Value, at End of Year	$ 14.05	$ 13.74	$ 11.71	$ 14.01	$ 15.09
Total Return (%)**	9.96%	17.34%	(6.76)%	(1.09)%	32.14%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,919	$ 3,007	$ 3,411	$ 3,774	$ 4,403
Ratio of Expenses to Average Net Assets (%)	2.36%	2.29%	2.09%	1.98%	1.94%
Ratio of Net Investment Loss to Average Net Assets (%)	(1.28)%	(1.35)%	(0.94)%	(1.15)%	(1.21)%
Portfolio Turnover	4.42%	5.84%	39.36%	12.38%	10.62%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
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Where to Learn More
You can find more information about the Fund in the Fund's SAI and Annual and Semi-Annual Reports.
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010
Shareholder Services:  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)
E-mail Address:  info@staarfunds.com
Web Site:  www.staarfunds.com
Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust.  A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund's investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.
The SAI, reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.  Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above.  The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-09152
Security & Exchange Commission Public Reference Room: 1-800-SEC-0330
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STATEMENT OF ADDITIONAL INFORMATION

April 30, 2018
STAAR Investment Trust (the "Trust") is an open-end management investment company that offers six series of the Trust (each a "Fund," collectively, the "Funds"):

STAAR Disciplined Strategies Fund
(formerly, STAAR Alternative Categories Fund)
Investor Class – Ticker: SITAX
Class A – Ticker: DSFAX
Class C – Ticker: DSFCX
Institutional Class – Ticker: DSFXX
STAAR General Bond Fund
Investor Class – Ticker: SITGX
STAAR International Fund
Investor Class – Ticker: SITIX
STAAR Larger Company Stock Fund
Investor Class –Ticker: SITLX
STAAR Short Term Bond Fund
Investor Class – Ticker: SITBX
STAAR Smaller Company Stock Fund
Investor Class – Ticker: SITSX

Mutual Shareholder Services, LLC ("Shareholder Services")
8000 Town Centre Drive
Broadview Heights, OH 44147
1-888-717-8227 (1-888-71STAAR)
Barrel Park Investments, LLC (Advisor to the Funds)
120 E. 23rd Street, 5th Floor
New York, New York 1001

This Statement of Information ("SAI")  is not a prospectus but it should be read in conjunction with a Fund's prospectus dated April 30, 2018, as amended from time to time.   The audited financial statements and financial highlights of a Fund are incorporated by reference from the Fund's annual report to shareholders.  The prospectuses, annual and semi-annual reports may be obtained by writing to Shareholder Services at the above address or by calling the toll free number above.

| STAAR Investment Trust | STATEMENT OF ADDITIONAL INFORMATION | Page 1
GENERAL INFORMATION
The Registrant, STAAR Investment Trust (the "Trust"), is an open-end, management investment company which includes six series of the Trust, the STAAR Disciplined Strategies Fund (formerly, STAAR Alternative Categories Fund), STAAR General Bond Fund, STAAR International Fund, STAAR Larger Company Stock Fund, STAAR Short Term Bond Fund and STAAR Smaller Company Stock Fund (each a "Fund," collectively, the "Funds").   The Trust was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust.  The Trust had engaged in no prior business activities. The Trust's public registration became effective on May 28, 1997.   The Trust's name was changed to STAAR Investment Trust on April 3, 1998.  On February 9, 2018, the Trust changed its form of organization from a Pennsylvania business trust to a Delaware statutory trust.
Barrel Park Investments, LLC (the "Advisor") serves as investment advisor to each Fund.  The Advisor is organized as a limited liability company under the laws of the state of Delaware and is controlled and operated by Lobby 10 Capital, LLC.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
The Trust consists of six Funds, each of which has its own objective, policies and strategies designed to meet different investor goals as described in each Fund's prospectus. The following information supplements the information set forth in each Fund's prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information ("SAI") have the meaning assigned to them in each Fund's prospectus.
Each Fund is diversified under the federal securities laws and regulations.  Each Fund has adopted certain investment strategies and risks that are described in the Fund's prospectus and is incorporated here by reference.

FUNDAMENTAL INVESTMENT POLICIES
Each Fund has adopted certain fundamental investment policies. These fundamental investment policies may not be changed unless the change is approved by (a) 66 2/3% or more of the outstanding voting securities of a Fund (to be affected by the proposed change) present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding  voting securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of a Fund, whichever is lesser. Each Fund's investment objective stated in its prospectus is a fundamental policy.  The Funds have adopted the following additional fundamental policies:

(1)
A Fund will not issue senior securities, including not issuing securities that have preference or seniority over other classes; provided that this will not prevent a Fund from creating different classes of shares to provide for different arrangements for shareholder services or the distribution of securities or both, to the extent permitted by Rule 18f-3 of the Investment Company Act of 1940, as amended (the "1940 Act").

(2)
The Trust will not engage in short sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Fund may employ short sales.

(3)
The Trust will not purchase securities with borrowed money (or margin). The Board of Trustees of the Trust (the "Board") can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust's Funds does not exceed 5% of net asset values.  In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

(4)
The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

(5)
Except for investments in the mutual fund or investment company industry, a Fund will not make investments that will result in a concentration (as that term is defined in the 1940 Act) or any rule or order under the 1940 Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. government, its agencies or in tax-exempt securities or certificates of deposit.

(6)
The purchase of real estate is permitted in the STAAR Disciplined Strategies Fund (the "Disciplined Strategies Fund").  The majority of any real estate holdings, if any, will be in Real Estate Investment Trusts (REITs) and/or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership.  However, if a special situation arises which the Board considers to be advantageous to the Disciplined

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Strategies Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Disciplined Strategies Fund at the time of purchase.  If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained.  However, if it is not in the best interest of the shareholders the Board may delay such sale until a more favorable time.   The purchase of real estate mortgage loans is permitted in the STAAR General Bond Fund and the STAAR Short Term Bond Fund (the "Bond Funds") and the Disciplined Strategies Fund.  Such mortgages will generally be in government agency backed loans such as Government National Mortgage Association loans.  However, a minority of mortgage securities owned by the Bond Funds and the Disciplined Strategies  Fund may be in non-government agency backed loans.

(7)
Commodities and precious metals or securities and contracts deriving their value from commodities and precious metals may be purchased only in the Disciplined Strategies Fund and not in the other Funds.

(8)	A Fund may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a Fund from making such loans within their portfolios.

(9)
The Trust and any portfolio managers it employs may use derivatives, which are financial instruments which derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.  The writing of put and call options are permitted by the Trust and any portfolio managers it may employ.  However, the use of such options is to represent a minority of any portfolio manager's activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions.  The Trustees or a portfolio manager employed by them may purchase a put, which provides the right to sell a security to another party at a predetermined price within a period of time.  Similarly a call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time.  A call option may also be sold to another party.  Such options will be "covered", meaning a Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option.  Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which the Board wishes to avoid.  Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change.  Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Board will not be able to control the use of such strategies by mutual funds.  Therefore, at any given time a Fund's risk could be increased to the extent portfolio managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

(10)
A Fund may take temporary investment positions when the portfolio manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk.  These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances a Fund may be unable to pursue their investment goals.

(11)
There are no restrictions regarding portfolio turnover.  While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions.  In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible.  This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

The Trust has certain non-fundamental policies that may be changed by the Board. Among these are the following:
(1)	No Fund may invest in securities for the purpose of exercising control over or management of an issuer.
(2)	No Fund shall purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.
(3)	A Fund portfolio shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.
Segregation of Assets
Consistent with SEC staff guidance, financial instruments that involve a Fund's obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) reverse repurchase agreements, (ii) when-issued and delayed delivery securities,

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(iii) dollar rolls, (iv) to-be-announced securities, (v) securities sold short, (vi) swaps, (vii) futures contracts, (viii) written options, (ix) forward currency contracts, and (x) non-deliverable forwards.
Consistent with current SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as "covered" when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (which include, but are not limited to, cash, cash equivalents, equities and debt instruments of any grade) equal to the Fund's exposures relating to the financial instrument, as determined on a daily basis. Any assets designated as segregated by the Fund, either physically or "earmarked" as segregated, for purposes of (2) above shall be liquid, unencumbered and marked-to-market daily, and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.
The SEC has recently proposed a new rule which, if adopted, would replace current SEC and staff guidance with respect to asset segregation requirements for derivatives and other instruments such as reverse repurchase agreements, short sales, firm or standby commitment agreements and similar agreements. While it is not possible to fully predict the effects of the proposed regulation, the Advisor will continue to monitor developments as they apply to a Fund.
A Fund may be required to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If Segregated Assets decline in value, a Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, Segregated Assets may not be available to satisfy redemptions or for other purposes, until a Fund's obligations under the financial instruments have been satisfied. In addition, a Fund's ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that a Fund is required to segregate. Consistent with current SEC staff positions, that for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between a Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, the Fund must segregate a larger amount of assets to cover its obligations, which essentially limits the Fund's ability to use these instruments. If the SEC staff changes its positions concerning the segregation of the net amount due under certain forwards, futures and swap contracts, the ability of the Fund to use the financial instruments could be negatively affected.
Additional Information about Writing Options
Certain Funds may write call options on a covered basis or uncovered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund's custodian.
From time to time, a Fund will write a call option that is not covered as indicated above, but where the Fund's custodian will maintain Segregated Assets for the term of the option having a value equal to the fluctuating market value of the optioned securities or currencies, marked-to-market daily, in accordance with SEC positions. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the Fund to the risks of writing uncovered options. When writing uncovered call options, the Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, the Fund's loss could be significant.

MANAGEMENT OF THE FUNDS
Board of Trustees
Organization of the Board
The  Board is responsible for establishing a Fund's policies and for overseeing each Fund's business and affairs.  The Board elects the officers of the Funds ("Fund management"), who along with third party service providers are responsible for the day-to-day operations, such as management of investments, recordkeeping, administration and other compliance responsibilities of the Funds.  Fund Management reports to and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of each Fund in accordance with the provisions of the 1940 Act, other applicable laws, and a Funds' charter.  The Board does not have a role in oversight of a Fund's investments or investment risk, except to the extent that they adopt and review and

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ultimately enforce compliance with a Fund's investment policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are who are not "interested persons" of the Funds, as that term is defined in the 1940 Act ("Independent Trustees").  The Chairman of the Board is Brett C. Boshco.  The Funds do not have a lead Independent Trustee.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given each  Fund's characteristics and circumstances including a Fund's net assets, distribution arrangements, and the services provided by the Fund's service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

Any Board member may propose items to be included in the Board's agenda.  The Board meets quarterly, in regularly scheduled meetings, to review a Fund's operations, performance and any appropriate issues and to take action as needed.  In addition, the Independent Trustees generally meet without the presence of any interested persons 2-3 times a year and the Audit Committee meets with the independent registered public accountants at least twice per year and separately as needed.  The Independent Trustees also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer ("CCO") as often as necessary.  Board members receive regular reports at least quarterly from the Advisor and the CCO.

Due to the small size of the Board, the Board has only two standing  committees, an Audit Committee and Nominating, Compensation and Governance Committee (the "Nominating Committee").  Functions that might be fulfilled on larger fund boards by additional committees have been adequately fulfilled by participation of the Trust's current Board.  The Board's Audit Committee is comprised of each of the Independent Trustees.  The Audit Committee for the Board holds separate meetings periodically to discuss the accounting of the Funds.  The Board's Audit Committee also meets periodically with the independent registered public accountants to discuss and monitor the accounting practices and auditing activities applied to the Funds.  The Audit Committee met two times during the fiscal year ended December 31, 2017 and engaged in these oversight activities.

Each Independent Trustee sits on the Trust's Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board. The Nominating Committee did not meeting during the fiscal year ended December 31, 2017.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor.  These reports address certain investment, valuation and compliance matters.  The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board's request or upon the initiative of the Advisor.  In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor's examinations of functions and processes that affect a Fund.

The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the CCO and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.
With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Funds. The Board discusses these reports and the performance of the Funds and investment risks with management of the Advisor at the Board's regular meetings. To the extent that the Advisor seeks to change a Fund's investment strategy that may have a material impact on the Fund's risk profile or invest in a new type of security or instrument, the Board generally is provided information on such proposed changes for the Board's approval.

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With respect to valuation, the Advisor provides regular written reports to the Board that enables the Board to monitor fair valued securities in the Fund. Such reports also include information concerning illiquid securities held by the Funds. In addition, the Audit Committee reviews valuation procedures and pricing results with the Trust's independent registered public accounting firm in connection with such Committee's review of the results of the audit of the Fund's year-end financial statements.
With respect to compliance risks, the Board receives regular compliance reports prepared by the Trust's CCO.  The Board meets regularly with the Trust's CCO to discuss compliance issues, including compliance risks. As required under SEC rules, the Independent Trustees meet at least quarterly in executive session with the CCO, and the Trust's CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and receives information about the procedures in place for the Trust's service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
Trustee qualifications
When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to, the Secretary of the Trust, at the Trust's address. The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.
The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. In assessing Trustees for the Board, the Nominating Committee may consider factors such as the person's judgment, skill, diversity and experience with investment companies and other organizations of comparable purpose, complexity and size and subject to similar legal restrictions and oversight and the interplay of a Trustee or candidate's experience with the experience of other Board members. The Board believes that collectively, the Trustees currently serving on the Board have balanced and diverse experience, qualifications, attributes and skills that allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Independent Trustee have or had careers in the financial services or investment industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.
The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Funds.  The Trust believes it has met its objective of having a Board with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which a Fund's shareholders are entitled.

Name, Address and Year of Birth	Position with the Trust	Term of Office [1] and Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships of Public Companies Held During Past 5 Years
Independent Trustees
Robert Weiss 520 Madison Avenue New York, NY 10022 1958	Trustee	Since 2018	Partner and General Counsel of MatlinPatterson and General Counsel of Matlin & Partners Acquisition Corporation (since 2002).	6 Funds	None
Ann Chung 130 Main Street New Canaan, CT 06840 1981	Trustee	Since 2018
Vice President and Principal at J.H. Whitney Capital Partners (private equity fund) (since 2013). Previously, Vice President at Swander Pace Capital (2010-2013) and Associate at DLJ Merchant Banking Partners (2008-2010).
				6 Funds	None
Shiliang Tang 152 Madison Avenue New York, NY 10016 1986	Trustee	Since 2018
President of LedgerPrime, a digital asset market making and proprietary trading firm (since 2017).  Previously, Co-Founder and COO of WorldCover (crop insurance in developing countries) (2015-2017) and a primary trader and risk manager in the Institutional Volatility Trading Group at Bank of America (2010-2014).
				6 Funds	None
Interested Trustee[2]
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 1982	Trustee and Chairman	Since 2018
Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).
				6 Funds	None

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1 Each Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2 The Interested Trustee is described as such because he is deemed to be an "interested person," as the term is defined under the 1940 Act, due to his position with the Advisor.

Trustee Compensation
Set forth below is a table listing, for each Trustee entitled to receive compensation, the compensation received from the Trust during the fiscal year ended December 31, 2017.  The table also provides the compensation paid by the Trust to the Trust's CCO for the fiscal year ended December 31, 2017. In addition, below is a table listing the compensation received for the fiscal year ended December 31, 2017 for the prior members of the Board.

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Name and Position	Aggregate Compensation from the Trust*	Pension or Retirement Benefits as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement
Robert Weiss Trustee	$0	N/A	N/A
Ann Chung Trustee	$0	N/A	N/A
Shiliang Tang Trustee	$0	N/A	N/A
Brett Boshco Interested Trustee	$0	N/A	N/A
Janaya Moscony Chief Compliance Officer	$0	N/A	N/A
* The Trustees are newly elected and have not received any compensation from the Trust.  The CCO is new and has not yet received any compensation from the Trust.  Each Independent Trustee is entitled to receive $500 annually for serving as Trustee

Name and Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement
Jeffrey Dewhirst Former Trustee	$9,621	N/A	N/A
Richard Levkoy Former Trustee	$9,621	N/A	N/A
Thomas Smith Former Trustee	$9,621	N/A	N/A
J. Andre Weisbrod Former Interested Trustee	$9,621	N/A	N/A

Officers
Below is the name, year of birth, address, information regarding position with the Trust, and the principal occupation for each officer of the Trust.
Name, Address and Year of Birth	Position with the Trust	Term of Office [1] and Length of Service	Principal Occupation(s) During Past 5 Years
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 1982	Interested Trustee, President, Treasurer and Secretary	Since 2018
Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).

Janaya Moscony 120 E. 23rd Street 5th Floor New York, NY 10010 1973	Chief Compliance Officer	Since 2018	Founder of SEC Compliance Consultants, Inc. and CCO Compliance Services, LLC

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1 Each officer of the Trust holds office for an indefinite term at the pleasure of the Board of Trustees and until his or her successor is elected and qualified.
Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Trustee and Officer Ownership
As of February 1, 2018, Trustee and officers of the Trust as a group owned less than 1% of the outstanding stock of each Fund described in this SAI.
CODE OF ETHICS
The Trust and the Advisor have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Funds.  The Code of Ethics is designed to ensure that access persons act in the interest of the Funds and their shareholders, with respect to any personal trading of securities.  The Code of Ethics only permits personnel of the Funds and/or the Advisor to invest in securities, including securities that may be purchased or held by the Funds,  providing the procedures to prevent conflicts of interest are followed, by requiring the prior approval of the CCO, and recording and reporting of transactions to the Funds' Board.

PROXY VOTING POLICIES
The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to the Advisor the responsibility for voting proxies relating to portfolio securities held by each Fund as part of its investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of the Fund's investments.

The Advisor's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of clients for whom the Advisor has voting authority.  While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Advisor's contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Advisor deems appropriate).  A Summary of the Advisor's proxy voting guidelines are attached hereto as Appendix A.

The Chief Compliance Officer ("CCO") of the Advisor is responsible for administering and overseeing the proxy voting process.  The CCO of the Advisor consults with the Chief Executive Officer ("CEO") of the Advisor to determine the appropriate voting position on each proxy and whether there are any material conflicts of interest.

The Advisor votes proxies solely in the interests of a Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the Trust and the Advisor will not be influenced by outside sources whose interests conflict with the interests of a Fund and its shareholders.  All conflicts are resolved in the interests of the Fund's shareholders. If a material conflict of interest exists as described in the policy, the CCO and CEO of the Advisor will determine the course of action that is in a Fund's best interest, document the determination and vote the proxy accordingly.

Issues to be considered when reviewing proxies for material conflicts include, but are not limited to, the following: (i) whether the Advisor manages assets for the issuer or an employee group of the issuer or otherwise has an interest in the issuer; (ii) whether the Advisor, or an officer or director of the Advisor – those responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an  issuer, executive, director or person who is a candidate for director of the issuer or is a participant in a proxy contest; and (iii) whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

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In the absence of a conflict of interest, the Advisor determines votes on a case-by-case basis taking into account the voting guidelines.  For avoidance of doubt, depending on the best interest of each individual client, the Advisor may vote the same proxy differently for different clients.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 30, 2018, the following persons beneficially owned 5% or more of the outstanding stock of each Fund as set forth below:

STAAR Disciplined Strategies Fund
Ronald J. Franck & Shirley A. Franck JTWROS 149 Hidden Valley Drive Pittsburgh, PA 15237	34.47%

STAAR General Bond Fund
Dale D. McCall (Ira Rollover) P.O. BOX 106 Wexford, PA 15090	8.12%
Gloria R. Mongelluzzo (IRA) 63 Lazy Daisy Drive Bluffton , SC 29909	7.39%
John G. Sunder (IRA ROLLOVER) 526 Highland Ave Canonsburg , PA 15317	5.35%

STAAR International Fund
Ronald J. Franck & Shirley A. Franck JTWROS 149 Hidden Valley Drive Pittsburgh, PA 15237	30.56%

STAAR Larger Company Stock Fund
Ronald J. Franck & Shirley A. Franck JTWROS 149 Hidden Valley Drive Pittsburgh, PA 15237	25.70%

STAAR Short Term Bond Fund
Joyce S. Dunlap Trust U/A 01/15/93 C/O Justine Dunlap Providence, RI 02906	9.76%
John D. Russell (IRA) 1871 Highpointe Lane, APT# 1332 Allison Park , PA 15101	6.79%
Frances A Weisbrod Irrevocable Trust U/A DTD 10/24/02 FBO Michael J Macik J. Andre Weisbrod TTEE Coraopolis, PA 15108	6.45%
Ronald J. Franck & Shirley A. Franck JTWROS 149 Hidden Valley Drive Pittsburgh, PA 15237	6.29%
Virgil L. Knox (SEP-IRA) Hampton Concrete 138 Buckingham Drive Valencia, PA 16059	5.81%
Robert S Wiltman (IRA Rollover) 519 Jason Drive The Villages, FL 32159	5.31%

STAAR Smaller Company Stock Fund
Ronald J. Franck & Shirley A. Franck JTWROS 149 Hidden Valley Drive Pittsburgh, PA 15237	31.87%

SERVICES TO THE FUNDS
Administrative Services
Mutual Shareholder Services, LLC ("Shareholder Services"), 8000 Town Centre Drive, Broadview Heights, OH 44147, serves as the accounting and administration services, dividend disbursing and transfer agent for the Funds.   The services provided by Shareholder Services are subject to supervision by the executive officers and the Board, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by Shareholder Services, a Fund pays Shareholder Services an annual fee that is calculated and paid monthly according to a fee schedule based on the average value of a Fund.  The fee schedule is set forth in the table below:

Accounting Fees

If average value of fund is between the following		Yearly Fee	Monthly Fee
-	25,000,000	21,000	1,750
25,000,000	50,000,000	30,500	2,542
50,000,000	75,000,000	36,250	3,021
75,000,000	100,000,000	42,000	3,500
100,000,000	125,000,000	47,750	3,979
125,000,000	150,000,000	53,500	4,458
150,000,000	-	59,250	4,938

Shareholder Servicing Fees

11.50 annual fee per shareholder with a min of $775.00 charge per month

Blue Sky Servicing Fees

100.00 per state per filing
The Fund also pays separate fees to Shareholder Services with respect to the services provided as transfer agent and dividend disbursing agent.
Fees paid to Shareholder Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:

Fund	Fiscal Year Ended 2017	Fiscal Year Ended 2016	Fiscal Year Ended 2015
STAAR Disciplined Strategies Fund	$2,735	$15,587	$16,387
STAAR General Bond Fund	$1,476	$8,060	$8,579
STAAR International Fund	$1,986	$10,522	$11,446
STAAR Larger Company Stock Fund	$2,679	$15,747	$16,363
STAAR Short Term Bond Fund	$830	$6,061	$5,020
STAAR Smaller Company Stock Fund	$2,969	$16,857	$17,244

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12b-1 Plans
The Trust has adopted Plans of Distribution (each a "12b-1 Plan", collectively, the "12b-1 Plans"), in the manner prescribed under Rule 12b-1 of the 1940 Act,  under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plans were incurred within the preceding 12 months and accrued while the 12b-1 Plans are in effect.   Among the activities to which expenses paid under the 12b-1 Plans may be allocated are: advertising; printing and mailing of prospectuses to non-shareholders; and compensation to broker-dealers for sales of shares and services to the Trust and shareholders.  Any expenses paid under the 12b-1 Plans by the Trust, as a percentage of net assets for the previous year are listed in each Fund's prospectus under "FEES AND EXPENSES."   Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.  In 2017, 100% of  the fees paid by a Fund under a 12b-1 Plan were used to compensate broker-dealers for distribution and service of Fund shares.

12b-1 Plan for Investor Class shares

Fees paid under the 12b-1 Plan for Investor Class shares  may not exceed 0.25% of a Fund's average net assets annually.

12b-1 Plans for Class A shares and Class C shares of the Disciplined Strategies Fund

Under separate 12b-1 Plans, pertaining to the Class A shares and Class C shares of the Disciplined Strategies Fund, (each, respectively, the "Class A Plan" and "Class C Plan") the Disciplined Strategies Fund may pay a 12b-1 fee of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares.  Under the Class A and Class C Plans, the Disciplined Strategies Fund may up to 0.25% of  for shareholder servicing activities.   The 12b-1 fees also may be used to pay for marketing and distribution activities.  The distribution fees under the Class A Plan and Class C Plan  may be used to offset the Disciplined Strategies Fund's marketing costs attributable to such classes, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors.  The distribution fees may be used to pay additional compensation to dealers and to offset other costs allocated to the distribution activities.

Total amounts paid by a Fund under the 12b-1 Plans for the fiscal year ended December 31, 2017 were as follows:

Fund	Fiscal Year Ended 2017*
STAAR Disciplined Strategies Fund	$171
STAAR General Bond Fund	$365
STAAR International Fund	$63
STAAR Larger Company Stock Fund	$442
STAAR Short Term Bond Fund	$22
STAAR Smaller Company Stock Fund	$133

*     Actual Cash Paid

Custodian
Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, serves as custodian for the Funds.

The custodian maintains a separate account or accounts for a Fund; receives, holds, and releases portfolio securities on account of a Fund; makes receipts and disbursements of money on behalf of a Fund; and collects and receives income and other payments and distributions on account of Fund's portfolio securities.

Principal Underwriter

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against

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purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor receives compensation annually for its services to the Trust under a written agreement for such services.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Funds.  Its address is 2600 One Commerce Square, Philadelphia, PA  19103-7098.

Independent Registered Public Accounting Firm
Goff Backa Alfera & Company, LLC ("GBACO) is the independent registered public accounting firm to the Funds and audits the annual financial statements of the Funds.  GBACO's address is 3325 Saw Mill Run Boulevard, Pittsburgh, PA  15227.

Investment Management
Effective February 9, 2018, Barrel Park Investments, LLC, located at 120 E. 23rd Street, 5th Floor, New York, New York 10010,  serves as investment advisor to each Fund.  Pursuant to an investment advisory agreement, between the Advisor and the Trust on behalf of each Fund, the Advisor is responsible for management of each Fund's respective assets.   Prior to February 9, 2018, Staar Financial Advisors, Inc. served as investment advisor to each Fund.   As of February 9, 2018,  the Advisor has approximately $11.2 million in assets under management.
ADVISORY FEES
Brett C. Boshco, as  the Chief Executive Officer and Chief Compliance Officer of the Advisor, could be deemed an affiliate of the Advisor.  Mr. Boshco also serves as a Trustee and officer  of the Funds.  For the services it provides as the investment advisor to a Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each Fund.  For the fiscal years ended December 31, 2017, December 31, 2016 and December 31, 2015, the Fund paid advisory/management fees as set forth in the following table:
Fund	Monthly Rate*	Annualized Rate*	Fiscal Year Ended 2017	Fiscal Year Ended 2016	Fiscal Year Ended 2015
STAAR Disciplined Strategies Fund	.0667%	.80%	$24,614	$23,007	$26.919
STAAR General Bond Fund	.0208%	.25%	$5,166	$3,718	$4,388
STAAR International Fund	.0667%	.80%	$17,876	$15,518	$18,810
STAAR Large Company Stock Fund	.0667%	.80%	$24,134	$23,228	$26,936
STAAR Short Term Bond Fund	.0208%	.25%	$830[1]	$1,122[2]	$1,022[3]
STAAR Smaller Company Stock Fund	.0667%	.80%	$26,721	$24,843	$28,454
*
These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  Effective July 1,2012, the management fees were reduced from .35% to .25% on the Bond Funds and from 90% to .80% on the LargeCompany Stock Fund and the Smaller Company Stock Fund.

[1]	For the period January 1, 2017 through December 31, 2017, the Advisor voluntarily waived $2,031 in advisory fees for the STAAR Short Term Bond Fund (the "Short Term Bond Fund").
[2]	For the period January 1, 2016 through December 31, 2016, the Advisor voluntarily waived $2,815 in advisory fees for the Short Term Bond Fund.
[3]	For the period January 1, 2015 through December 31, 2015, the Advisor voluntarily waived $2,523 in advisory fees for the Short Term Bond Fund.
Fee Waiver
Effective May 1, 2018 the Advisor has contractually agreed to limit the expenses of the Disciplined Strategies Fund (exclusive of front-end or contingent deferred loads, 12b-1 fees,  taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Disciplined  Strategies Fund's total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Disciplined Strategies Fund's shares, respectively through at least April 30, 2020.  Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Board.
PORTFOLIO MANAGER
Mr. Brett C. Boshco serves as portfolio manager for each Fund.  Mr. Boshco does not manage any other investment companies or accounts.  Mr. Boshco earns a fixed base salary for managing the funds.  Mr. Boshco also among the indirect owners of the Advisor.  Mr. Boshco's (including his immediate family) had no ownership in any Fund of the Trust as of December 31, 2017.

BROKERAGE ALLOCATIONS
The following table reports brokerage commissions paid by the Funds during the fiscal  years ended December 31, 2017, December 31, 2016 and December 31, 2015.

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Fund	Fiscal Year Ended 2017	Fiscal Year Ended 2016	Fiscal Year Ended 2015
STAAR Disciplined Strategies Fund	$317	$836	$1,148
STAAR General Bond Fund	$277	$10	$125
STAAR International Fund	$140	$339	$452
STAAR Larger Company Stock Fund	$110	$525	$907
STAAR Short Term Bond Fund	$261	$5	$161
STAAR Smaller Company Stock Fund	$231	$480	$901

Some commissions and payments to broker-dealers may be estimated or not shown if they are not identifiable.  Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings.  Such purchases or sales of bonds were made during the period through Bank of Oklahoma, Scottrade and Sterne Agee.   Broker-dealers may receive 12b-1 "trailer" fees from certain underlying funds purchased through them.  12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to a Fund's shareholders.  Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, a Fund would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.
Transactions in a Fund's portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services.  There is no restriction as to the number of broker-dealers the Trust may use.
The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e. mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports).  At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust.  If the Board determines that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

SHAREHOLDER RIGHTS
Each Fund currently offers Investor Class shares.  In addition, the Disciplined Strategies Fund offers Class A shares, Class C shares and Institutional Class shares.
Each Fund is authorized to issue an unlimited number of shares of beneficial interest.  Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of a Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other classes of a Fund, except that only the Class A shares of a Fund may vote on any matter affecting the Class A Plan.  Similarly, only Class C shares of a Fund may vote on matters that affect only the Class C Plan.  Also only Investor Class shareholders may vote on its 12b-1 Plan.  No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders.  Shareholders' meetings may be held from time to time to consider certain matters, including changes to a Fund's fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreements and the election of Trustees when required by the 1940 Act.  When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares.  The shares of a Fund does not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of a Fund into a greater or lesser number of shares so affected.  In the case of a liquidation of a Fund, each shareholder of a Fund will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution of assets, net of liabilities, of the Fund.  No shareholder is liable for further calls or assessment by a Fund.
On any matters affecting only one series of the Trust or class of a Fund, only the shareholders of that series of the Trust or class are entitled to vote.  On matters relating to the Trust but affecting the series of the Trust differently, separate votes by the affected series of the Trust or classes are required.  With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund or class, the matter shall have been effectively acted upon with respect to a Fund or class if a majority of the outstanding voting securities of a Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other series of the Trust or class; and (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.
The Board does not intend to hold annual meetings of shareholders of a Fund.  The Securities and Exchange Commission ("SEC"), however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of a Fund.  In addition, subject to certain

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conditions, shareholders of a Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

PURCHASE, SALE AND VALUATION OF SHARES
Detailed information on the purchase and sale of shares as well as valuation is included in each Fund's prospectus.  The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the SEC may permit.

DISCLOSURE OF PORTFOLIO HOLDINGS

Introduction
The Advisor and the Board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Funds (the "Policy").  The Trust's Policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Funds' portfolio holdings will not be made available to anyone outside of Barrel Park unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of this Policy.  A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the prospectus for each Fund, as it may be updated from time to time.
The Policy requires that the Advisor's CCO address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a Fund's portfolio holdings is for a legitimate fund business purpose and in the best interest of the Fund's shareholders prior to authorizing the disclosure of such Fund's portfolio holdings.  The Advisor's CCO and the Trust's CCO will periodically review how each Fund's portfolio holdings are being disclosed to and used by, if at all, shareholders, service providers and fiduciaries, to ensure that such disclosure and use is for legitimate fund business reasons and consistent with the best interests of each Fund's shareholders.
Board Oversight
The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by:  (i) overseeing the implementation and enforcement by the Trust's Chief Compliance Officer ("CCO") of the Policy, the Trust's Code of Ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)‑7 under the Investment Advisers Act of 1940 ("Advisers Act") that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings.  The Policy may be amended from time to time, subject to approval by the Board.
Complete Portfolio Holdings Disclosure to Service Providers Subject to Confidentiality and Trading Restrictions

The Advisor, for legitimate fund business purposes, may disclose a Fund's complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, derivatives collateral managers, third-parties that deliver portfolio analytics or statistics, and other third parties that provide services (collectively, "Service Providers") to the Advisor and/or the Funds.
Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or the Advisor, or the terms of a separate confidentiality agreement.  The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds' shareholders, and the legitimate fund business purposes served by such disclosure.  Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Advisor's CCO and the Treasurer of the Trust.

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Complete Portfolio Holdings—Affiliates and Fiduciaries Subject to Confidentiality and Trading Restrictions
A Fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by the Treasurer of the Trust, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary's continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust's and/or the Advisor's Code of Ethics, the Trust's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations:  (i) persons who are subject to the Advisor's Codes of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor (or sub-advisor), distributor, administrator, sub-administrator, transfer agent or custodian to a Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by the Advisor or the Trust; (iv) an investment advisor (or sub-advisor) to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Fund's current adviser; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by Barrel Park's Chief Compliance Officer and the Treasurer of the Trust based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.
Complete and Partial Holdings—Disclosure as Required by Applicable Law
Fund portfolio holdings and other investment positions comprising a Fund may be disclosed to any person as required by applicable laws, rules and regulations.  Examples of such required disclosure include, but are not limited to, disclosure of portfolio holdings:  (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).
Disclosure of Non-Material Information
Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, portfolio managers and senior officers of the Advisor (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Funds or their respective portfolio holdings and/or other investment positions (collectively, "commentary and analysis") or any changes in the portfolio holdings of a Fund that occurred after the most recent calendar-quarter end ("recent portfolio changes") to any person if such information does not constitute material non-public information and complies with the portfolio holdings disclosure policies and procedures described above.
An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances.  The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Fund.  Nonexclusive examples of commentary and analysis include:  (i) the allocation of a Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of a Fund's portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of a Fund.  An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.
Prohibitions on Disclosure of Portfolio Holdings
No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy.  In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act).  Furthermore, the Advisor, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a Fund to any person who might otherwise be eligible to receive such information under the Policy, or may determine to make such disclosures publicly as provided in the Policy.

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Prohibitions on Receipt of Compensation or Other Consideration
Neither the Advisor, any of the Funds nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions.  "Consideration" includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Advisor.
The Trust acknowledges the importance of sharing Fund information with others (including, but not limited to, broker-dealers, custodians, the media and shareholders of the Trust).  The Trust also acknowledges the importance of protecting information that is nonpublic in nature related to the Funds, including security recommendations and portfolio composition.
The Portfolio Holdings Policy is designed to prevent inappropriate and unauthorized disclosure of portfolio holdings, pending transactions or trading strategies and to provide reasonable assurance that portfolio holdings are properly protected by the Trust's service providers (including but not limited to its investment advisers, sub-investment advisers, distributor, administrator, transfer agent, accountant and attorneys).

TAXATION OF THE FUNDS
The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as "the Fund") and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This "Taxation of the Funds" section is based on the Internal Revenue Code of 1986, as amended (the "Code") and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local, and foreign tax provisions applicable to them.
Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a "regulated investment company," "RIC" or "fund") under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•
Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships ("QPTPs").

•
Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements. See, "Tax Treatment of Portfolio Transactions" below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund's income and performance.
The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance. See, "Taxation of Fund Distributions—Distributions of capital gains" below. For Non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, "Non-U.S. Investors—Capital gain dividends" and"—Interest-related dividends and short-term capital gain dividends" below.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010.
The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed

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herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of late year losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, "Taxation of Fund Distributions—Distributions of capital gains" below).A "qualified late year loss" includes:
(i) any net capital loss incurred after Oct. 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after Oct. 31 of the current taxable year ("post-October capital losses"), and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after Oct. 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after Dec. 31 of the current taxable year, over (b) the ordinary income incurred after Dec. 31 of the current taxable year.
The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company ("PFIC") for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence.  Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Fund of funds.  If the Fund is a fund of funds, distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains.  A fund of funds generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund.  If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.  Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund.  A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass- through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.  Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see "Taxation of Fund Distributions –  Qualified dividend income for individuals"  and  " – Dividends-received deduction for corporations"  below).     However,  dividends  paid  to shareholders  by  a  fund  of  funds  from  interest  earned  by  an underlying  fund  on  U.S. Government obligations are unlikely to be exempt from state and local income tax.
Federal excise tax. To avoid a 4% nondeductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year  (or, at the election of a regulated investment company having a taxable year ending Nov. 30 or Dec. 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund's taxable year. Also, the Fund will defer any "specified gain" or "specified loss" that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be

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avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See, "Taxation of Fund Distributions – Pass-through of foreign tax credits."
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund's earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed to noncorporate taxpayers at reduced rates or for the dividends-received deduction available to corporations. See the discussion below under the headings,"—Qualified dividend income for individuals" and"—Dividends-received deduction for corporations."
Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts ("REITs").
Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. "Qualified dividend income" means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the U.S., or (ii) are eligible for benefits under certain income tax treaties with the U.S. that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the U.S. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received "in lieu of" dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater

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than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (US) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act ("TCJA"), corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after Dec. 31, 2017.)   Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities (or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets) of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, "Tax Treatment of Portfolio Transactions – Securities lending" below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more "tax credit bonds" (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after Dec. 31, 2017.) In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, securities lending agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

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Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. "Net investment income," for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder's net investment income or (2) the amount by which the shareholder's modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Sales, Exchanges, and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as "covered shares") and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.
When required to report cost basis, the Fund will calculate it using the Fund's default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund's available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund's default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.
Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.
Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.
Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the

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shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules also may limit the amount of loss that may be taken into account on disposition after such adjustment.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS" for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. (The TCJA requires certain taxpayers to recognize items of gross income for tax purposes in the year in which the taxpayer recognizes the income for financial accounting purposes. For financial accounting purposes, market discount must be accrued currently on a constant yield to maturity basis regardless of whether a current inclusion election is made. While the exact scope of this provision is not known at this time, it could cause a fund to recognize income earlier for tax purposes than would otherwise have been the case prior to the enactment of the TCJA.) If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be

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governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. A fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
Investments in convertible securities. Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium unrelated to the conversion feature of the security over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always,

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treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.
Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to Non-U.S. investors to avoid backup withholding are described under the "Non-U.S. Investors" heading below.
Non-U.S. Investors. Fund shares generally are not sold outside the United States. However, non-U.S. investors (shareholders who, as to the U.S., are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In general. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign Account Tax Compliance Act ("FATCA"). Under FATCA, a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income, and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions also may be subject to additional state, local, and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

| STAAR Investment Trust | STATEMENT OF ADDITIONAL INFORMATION | Page 24
FINANCIAL STATEMENTS
GBACO, 3325 Saw Mill Run Boulevard, Pittsburgh, PA  15227, is the Funds' independent registered public accounting firm.  GBACO audits a Fund's annual financial statements.  The audited financial statements and financial highlights of a Fund for the fiscal year ended December 31, 2017, as set for in a Fund's annual report to shareholders, including the report of GBACO, are incorporated by reference into this SAI.

A shareholder may obtain a copy of a Fund's annual report, upon request and without charge, by contacting Shareholder Services at the address appearing on the cover of this SAI or by calling 1-888-717-8227.

| STAAR Investment Trust | STATEMENT OF ADDITIONAL INFORMATION | Page 25
Appendix A

The following is a summary of the Advisor's proxy voting policies.

• Investment company proxies– The recommendation of the board of trustees of the investment company generally is supported.  .

• Director matters – The election of a company's slate of nominees for director generally is supported.  Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders.  Separation of the chairman and CEO positions also may be supported.

• Governance provisions – Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.  Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change.  Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

• Shareholder rights – Proposals to repeal an existing poison pill generally are supported.  (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.)  Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

• Compensation and benefit plans – Option plans are complicated, and many factors are considered in evaluating a plan.  Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards.  Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

• Routine matters – The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine.  Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

| STAAR Investment Trust | STATEMENT OF ADDITIONAL INFORMATION | Page 26
WHERE TO LEARN MORE
Mailing Address:  STAAR Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services: Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147
 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: info@staarfunds.com

Web Site:  www.staarfunds.com

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Trust's Annual and Semi-Annual Reports to shareholders.  In the Trust's Annual or Semi-Annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year or semi-annual period.

Reports and other information about the Fund can be obtained at no charge from Mutual Shareholder Services, LLC at 1-888-717-8227.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Shareholder reports and other information about the Fund are available for free on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number: 811-09152

Security & Exchange Commission Public Reference Room:  1-800-SEC-0330

PART C
OTHER INFORMATION

Item 28. Exhibits

Exhibit Number	Description of Exhibit
(a)(1)	Agreement and Declaration of Trust of the Registrant is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(a)(2)	Certificate of Trust is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(b)	Bylaws of the Registrant is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(c)
See Articles II, V, VI and IX of the Registrant's Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

See Articles IV, V, VI and X of the Registrant's Bylaws as incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(d)
Investment Advisory Agreement between Registrant and Barrel Park Investments, LLC is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(e)	Form of Distributor Agreement between Registrant and Ultimus Fund Distributors, LLC filed herewith.

(f)	Not Applicable

(g)	Custodian Agreement between Registrant and StarBank is incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed on January 31, 1997.

(h)	Form of Transfer Agency and Shareholder Services Agreement between Registrant and Mutual Shareholder Services, LLC are incorporated by reference to the Trust's Initial N-1A, filed on July 5, 1996.

(i)	Consent of Counsel filed herewith.

(j)	Consent of Independent Accountants filed herewith.

(k)	Not Applicable

(l)	Not Applicable

(m)(1)	Rule 12b-1 Plan is incorporated by reference to the proxy statement filed August 17, 1998.

(m)(2)	Class A Rule 12b-1 Plan is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(m)(3)	Class C Rule 12b-1 Plan is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(n)	Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(o)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, filed on February 16, 2018.

(p)	Board of Trustees Code of Ethics is incorporated by reference to Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A, filed on April 27, 2017.

Item 29. Persons Controlled By Or Under Common Control With Registrant

The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 30. Indemnification

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Under the Declaration of Trust, every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the DSTA, the Bylaws and other applicable law.

Under Article VIII of the Bylaws, the Indemnification provisions are as follows:

To the maximum extent permitted by law, the Trust (or applicable Portfolio) shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding (other than a proceeding by or in the right of the Trust or a Portfolio) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding.

To the maximum extent permitted by law, the Trust (or applicable Portfolio) shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by or in the right of the Trust (or such Portfolio) to procure a judgment in its favor by reason of the fact that such person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such proceeding.

Notwithstanding any provision to the contrary contained herein, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of disabling conduct. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in disabling conduct.
Advance Payment of Indemnification Expenses.  To the maximum extent permitted  by law, the Trust or applicable Portfolio shall advance to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition.  To the maximum extent permitted  by law, the Trust or applicable Portfolio may advance to any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Covered Person (other than a Trustee or officer of the Trust) the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition.  Notwithstanding any provision to the contrary contained herein, the Trust shall not advance expenses to any Covered Person (including a Trustee or officer of the Trust) unless:
the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that the amount of all expenses so advanced will be paid over by such person to the Trust or applicable Portfolio unless it is ultimately determined that such person is entitled to indemnification for such expenses; and
(i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) such Covered Person shall have insured the Trust or applicable Portfolio against losses arising out of any such advance payments, or (iii) either (1) the Trustees, by the vote of a majority of a quorum of qualifying Trustees, or (2) independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.
Determination of Entitlement to Indemnification.  Any indemnification required or permitted under this Article VIII (unless ordered by a court) shall be made by the Trust or applicable Portfolio only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of disabling conduct, or (ii) in cases where there is no liability, he or she has not engaged in disabling conduct.  Such determination shall be made by (i) the vote of a majority of a quorum of qualifying Trustees; or (ii) if there are no such Trustees, or if such

Trustees so direct, by independent legal counsel in a written opinion.  Notwithstanding anything to the contrary in Section 2 of this Article VIII, if a determination that a Covered Person engaged in disabling conduct is made in accordance with this Section 3, no further advances of expenses shall be made, and all prior advances, and insurance premiums paid for by the Trust, if applicable, must be repaid.
Contract Rights.  With respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Covered Person, the rights to indemnification conferred in Section 1 of this Article VIII, and with respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, the advancement of expenses conferred in Section 2 of this Article VIII shall be contract rights.  Any amendment, repeal, or modification of, or adoption of any provision inconsistent with, this Article VIII (or any provision hereof) shall not adversely affect any right to indemnification or advancement of expenses granted to any such person pursuant hereto with respect to any act or omission of such person occurring prior to the time of such amendment, repeal, modification, or adoption (regardless of whether the proceeding relating to such acts or omissions is commenced before or after the time of such amendment, repeal, modification, or adoption).  Any amendment or modification of, or adoption of any provision inconsistent with, this Article VIII (or any provision hereof), that has the effect of positively affecting any right to indemnification or advancement of expenses granted to any such person pursuant hereto, shall not apply retroactively to any person who was not serving as a Trustee, officer, employee or agent of the Trust at the time of such amendment, modification or adoption.
Claims.
If (X) a claim under Section 1 of this Article VIII with respect to any right to indemnification is not paid in full by the Trust or applicable Portfolio within sixty days after a written demand has been received by the Trust or applicable Portfolio or (Y) a claim under Section 2 of this Article VIII with respect to any right to the advancement of expenses is not paid in full by the Trust or applicable Portfolio within thirty days after a written demand has been received by the Trust or applicable Portfolio, then the Covered Person seeking to enforce a right to indemnification or to an advancement of expenses, as the case may be, may at any time thereafter bring suit against the Trust or applicable Portfolio to recover the unpaid amount of the claim.
If successful in whole or in part in any suit brought pursuant to Section 5(a) of this Article VIII, or in a suit brought by the Trust or applicable Portfolio to recover an advancement of expenses (whether pursuant to the terms of an undertaking or otherwise), the Covered Person seeking to enforce a right to indemnification or an advancement of expenses hereunder or the Covered Person from whom the Trust or applicable Portfolio sought to recover an advancement of expenses, as the case may be, shall be entitled to be paid by the Trust or applicable Portfolio the reasonable expenses (including attorneys' fees) of prosecuting or defending such suit.
Definitions.  For purposes of this section:  (a) references to "Trust" include any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; (b) the term "disabling conduct" means willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust or applicable Portfolio; (c) the term "expenses" includes, without limitations, attorneys' fees; (d) the term "proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative; and (e) the term "qualifying Trustee" means any Trustee who is not an interested person (as defined in the 1940 Act) of the Trust and is not a party to the proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser
Barrel Park Investments, LLC ("Barrel Park"), a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 120 E. 23rd Street, 5th Floor, New York, NY 10010. Barrel Park is primarily engaged in providing investment management services. Additional information regarding Barrel Park, and information as to the officers and directors of BMT Investment Advisers, is included in its Form ADV, as filed with the SEC (File Number 801-111893) and is incorporated herein by reference.

Item 32. Principal Underwriters

Inapplicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

(a) Barrel Park Investments, LLC, located at 120 E. 23rd Street, 5th Floor, New York, NY 10010;

(b) Huntington National Bank, located at 7 Easton Oval, Columbus, OH 43219 for records relating to its function as custodian; and

(c) Mutual Shareholder Services, located at 8000 Town Centre Drive, Broadview Heights, OH 44147 for records relating to its function as transfer and dividend disbursing agent.

Item 34. Management Services

Inapplicable

Item 35. Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 30th day of April, 2018.

Staar Investment Trust Registrant

By:	/s/ Brett C. Boshco
Brett C. Boshco
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Brett C. Boshco	April 30, 2018
Brett C. Boshco
Trustee, President and Treasurer

/s/ Robert Weiss	April 30, 2018
Robert Weiss
Trustee

/s/ Ann Chung	April 30, 2018
Ann Chung
Trustee

/s/ Shiliang Tang	April 30, 2018
Shiliang Tang
Trustee

*By:	/s/Brett C. Boscho
Brett C. Boscho, Attorney-In-Fact (Pursuant to Powers of Attorney filed herewith.)

Exhibit List

Exhibit No.	Description of Exhibit
(e)	Form of Distributor Agreement between Registrant and Ultimus Fund Distributors, LLC
(i)	Consent of Counsel
(j)	Consent of Independent Accountants